UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08928

HSBC PORTFOLIOS
(Exact name of registrant as specified in charter)

452 FIFTH AVENUE
NEW YORK, NY 10018
(Address of principal executive offices) (Zip code)

CITI FUND SERVICES
3435 STELZER ROAD
COLUMBUS, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Item 1. Reports to Stockholders.

HSBC Global Asset Management (USA) Inc.

HSBC World Selection™ Funds
Semi-Annual Report
April 30, 2014

WORLD SELECTION FUNDS	Class A	Class B	Class C
Aggressive Strategy Fund	HAAGX	HBAGX	HCAGX
Balanced Strategy Fund	HAGRX	HSBGX	HCGRX
Moderate Strategy Fund	HSAMX	HSBMX	HSCMX
Conservative Strategy Fund	HACGX	HBCGX	HCCGX
Income Strategy Fund	HINAX	HINBX	HINCX

Table of Contents
HSBC World Selection Funds Semi-Annual Report - April 30, 2014

Glossary of Terms
Commentary From the Investment Manager	3
Portfolio Reviews	4
Portfolio Composition	14

Schedules of Portfolio Investments
Aggressive Strategy Fund	16
Balanced Strategy Fund	17
Moderate Strategy Fund	18
Conservative Strategy Fund	19
Income Strategy Fund	20
Statements of Assets and Liabilities	21
Statements of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	29
Notes to Financial Statements	34
Investment Adviser Contract Approval	42
Table of Shareholder Expenses	46

HSBC Portfolios
Schedules of Portfolio Investments
HSBC Growth Portfolio	48
HSBC Opportunity Portfolio	50
Statements of Assets and Liabilities	52
Statements of Operations	53
Statements of Changes in Net Assets	54
Financial Highlights	55
Notes to Financial Statements	56
Investment Adviser Contract Approval	61
Table of Shareholder Expenses	65
Other Information	66

The World Selection Funds (the “Funds”) are “fund of funds” which aim to provide superior risk adjusted returns relative to a single asset class investment over the long term by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Funds may also purchase or hold exchange traded notes (“ETNs”). The Funds’ broadly diversified investment approach across various asset classes and investment styles aims to contribute to achieving their objectives. Each World Selection Fund has a strategic asset allocation which represents a carefully constructed blend of asset classes, regions and currencies to meet longer term investment goals.

Glossary of Terms

Barclays U.S. Aggregate Bond Index is an unmanaged index generally representative of investment-grade, USD-denominated, fixed-rate debt issues, taxable bond market, including Treasuries, government-related and corporate securities, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year.

Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that measures the non-investment grade, USD-denominated, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging markets debt.

BofA Merrill Lynch U.S. High Yield Master II Index is an unmanaged index that tracks the performance of USD-denominated, below investment grade corporate debt publicly issued in the U.S. domestic market.

Citigroup U.S. Domestic 3-Month Treasury Bill Index is an unmanaged market value-weighted index of public obligations of the U.S. Treasury with maturities of three months.

Gross Domestic Product (“GDP”) measures the market value of the goods and services produced by labor and property in the United States.

Morgan Stanley Capital International Europe Australasia and Far East (“MSCI EAFE”) Index is an unmanaged equity index which captures large and mid cap representation across Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK (excluding the US and Canada).

Morgan Stanley Capital International Emerging Market (“MSCI EM”) Index is an unmanaged index that captures large and mid cap representation across 21 Emerging Markets (EM) countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Standard & Poor’s 500 (“S&P 500”) Index is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities.

Securities indices assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2 HSBC FAMILY OF FUNDS

Commentary From the Investment Manager
HSBC Global Asset Management (USA) Inc.

U.S. Economic Review

The global economy experienced modest growth during the six-month period between November 1, 2013 and April 30, 2014. Many economies reported disappointing economic data during the period. A harsh winter in the U.S. dragged on economic growth, while the economies of China and Japan faced some headwinds. Geopolitical concerns, including a crisis in the Ukraine, also weighed on investors. However, U.S. equity markets made significant gains, in our view, as investors grew encouraged by strong corporate earnings and improving economic data late in the period. Markets continued to benefit from the Federal Reserve Board’s (the “Fed”) accommodative monetary policy, although the Fed took its first steps toward “tapering” its bond-purchasing program. Upward pressure on interest rates caused bonds to struggle, especially during the first half of the period, though fixed income investments ended the period with modest gains.

In the U.S., steep drops in residential construction and home purchases caused concerns that the recovery of the housing market—a major bright spot throughout much of 2013—was losing steam. Automobile sales and retail sales also declined in early 2014. There was much debate regarding the extent to which the especially cold and snowy winter was to blame for these signs of economic weakness. More positive data emerged in April, showing a significant uptick in retail sales, job growth, industrial output, and consumer confidence. Home sales, however, declined to an eight-month low in March. The unemployment rate declined during the period, though the composition of employment numbers remained a cause of concern. A large number of workers remained underemployed and reliant on part-time and lower-paying jobs. Long-term unemployment declined during the period but remained high. This mixed flow of data was partly offset by more positive news, such as increased lending activity to corporates and consumers, as well as consumer and business sentiment surveys that remained high.

Concerns about slowing growth in emerging markets persisted throughout the period. New data confirmed that the growth of China’s economy is slowing dramatically. Defaults in China’s corporate bond market and poor data on Chinese manufacturing weighed on the global economy. Russia’s annexation of Ukraine’s Crimea region also created uncertainty and led to significant losses for Russian stocks.

Markets did not respond as dramatically as some feared to the first steps of the Fed’s efforts to taper its aggressive quantitative easing policies. Interest rates did rise, however, shortly following the Fed’s first reduction in monthly bond purchases in December. The central bank reduced its monthly bond purchases by $5 billion at each of its last three meetings and Fed Chair Janet Yellen, who assumed the top position at the central bank in early February, indicated the reductions would continue unless there was a significant change in the economic outlook.

U.S. gross domestic product1 (GDP) grew at a rate of 2.6% during the fourth quarter of 2013. A preliminary estimate puts GDP growth during the first quarter of 2014 at -2.9%.

Market Review

The period began with strong gains for U.S. equities. This climb continued through the end of the 2013. Early in 2014, stocks declined due in part to slowing growth in emerging markets. The prospect of higher interest rates and declining global liquidity fed fears of broader losses for emerging markets. Robust corporate earnings helped spark gains among stocks in February, in our view, and positive economic data on housing, manufacturing, and employment helped sustain that positive momentum.

The S&P 500 Index1 of large-company stocks returned 8.36% for the six months ending April 2014. Large-cap stocks outperformed small- and mid-cap stocks during that period, and emerging markets generally underperformed developed economies. The Russell 2000 Index1 of small-company stocks returned 3.08% and the MSCI Emerging Market Index1 returned -2.87%.

Japanese stocks declined during the period, as the nation’s economic recovery suffered modest setbacks. Many investors grew concerned that the efforts of the nation’s central bank to revive its economy would not be enough. Meanwhile, European stocks made strong gains during the period, though they lagged behind U.S. markets. Some European economies continued to struggle with the aftermath of the region’s credit crisis, but others posted significant gains. The MSCI EAFE Index1 of international stocks in developed markets returned 4.67% for the period.

Fixed-income securities posted modest gains during the period. Upward pressure on interest rates led to rising yields on U.S. Treasuries during the fourth quarter of 2013, sending prices lower. By the end of the year, investment-grade bonds had fallen more than in any 12-month period since 1994. The picture changed during the following quarter, as yields on Treasuries of most duration declined and debt spreads tightened, leading to strong performance for many bond categories. Bonds with longer maturities made the most significant gains. Slower than expected economic growth and geopolitical turmoil also contributed to the strong first-quarter performance of fixed-income investments. The Barclays U.S. Aggregate Bond Index1, which tracks the broad investment-grade fixed-income market, returned 1.74% for the six months through April, while the Barclays U.S. Corporate High-Yield Bond Index1 returned 4.72% during that period. Fixed-income markets in Europe generated modest returns, while fixed-income in emerging markets posted positive returns for the period.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS 3

Portfolio Reviews (Unaudited)
Aggressive Strategy Fund
(Class A Shares, Class B Shares and Class C Shares)

by Rayman Bovell, CFA, Senior Vice President and Head of Wealth Portfolio Management

The Aggressive Strategy Fund (the “Fund”) is a “fund of funds” which seeks long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may also purchase or hold exchange traded notes (“ETNs”).

Investment Concerns

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

The Fund returned 4.16% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2014. That compared to an 8.36% total return for the Fund’s primary benchmark, the S&P 500 Index1.

The Fund measured performance against several additional reference indices for the six-month period ended April 30, 2014: the MSCI EAFE Index1 (4.67% total return), Barclays U.S. Aggregate Bond Index1 (1.74% total return), BofA Merrill Lynch U.S. High Yield Master II Index1 (4.76% total return) and Citigroup U.S. Domestic 3-Month Treasury Bill Index1 (0.02% total return).

Portfolio Performance

Developed economies grew modestly during the six months through April 30, 2014. The U.S. posted strong economic results early in the period, which helped fuel growth in the equity market. However, as the period wore on, the U.S. reported weakening economic indicators, including slowdowns in the manufacturing sector and the labor market that was likely driven by harsh winter weather in January and February. Meanwhile, the U.S. Federal Reserve (the “Fed”) began winding down its aggressive quantitative easing policies, which included reductions to its large-scale bond-buying program.

Emerging economies faced challenges during the period, raising concerns among investors. In particular, China’s economic growth declined as its manufacturing sector slowed and defaults increased in its corporate bond market. Meanwhile, Russia’s incursion into Ukraine led to significant losses for Russian stocks and fostered uncertainty in global markets.

Despite the uneven economic and geopolitical news, stocks and bonds performed relatively well during the period. Investors’ strong appetites for risk helped fuel gains among developed market stocks, while emerging markets stocks declined on investors’ concerns about the potential for higher interest rates and declining global liquidity. And while the Fed’s tapering strategy contributed to higher bond yields—and lower bond prices—early in the period, yields fell later in the period, fueling modest gains in the fixed-income market.

The Fund benefited from an overweight position in U.S. equities compared to its benchmark. However, a moderate overweight to non-U.S. developed markets equities dragged on performance somewhat, as these stocks underperformed the broader market. We reduced the Fund’s overweight to non-U.S. developed markets equities during the period to reduce the overall allocation to equities as we became cautious on risk. Equities had enjoyed strong performance and valuations were high compared to past averages while corporate earnings revisions were disappointing. Among emerging markets equities, we maintained a neutral exposure relative to the Fund’s benchmark. Despite what we believed to be attractive valuations, we believed weak economic fundamentals and investor sentiment would pose challenges to these stocks in the near term.†

We positioned the Fund with an underweight position in U.S. aggregate bonds, which benefited relative performance. An overweight position in high-yield bonds did not add to the Fund’s performance. The Fund held exposure to emerging markets debt through local currency and hard currency debt. Late in the period, we reduced the Fund’s exposure to local currency and increased exposure to emerging markets bonds denominated in hard currencies. We believed that increased volatility among currencies in countries such as India, Brazil, and South Africa posed risks in local currency debt.

The portfolio’s exposure to alternative investments saw little changed during the period. An overweight position in property hurt the Fund’s relative performance. We reduced the Fund’s private equity exposure from overweight to underweight during the period. That strategy allowed the Fund to realize gains from its private equity holdings, which have performed well in recent years.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

4 HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
Aggressive Strategy Fund

			Average Annual				Expense
Fund Performance			Total Return (%)				Ratio (%)[4]
	Inception	Six	1	5	Since
As of April 30, 2014	Date	Months*	Year	Year	Inception		Gross	Net
Aggressive Strategy Fund Class A1	2/14/05	-1.04	7.55	13.49	5.82		2.13	2.13
Aggressive Strategy Fund Class B2	2/9/05	-0.08	8.37	13.81	5.92		2.88	2.88
Aggressive Strategy Fund Class C3	6/9/05	2.83	11.31	13.82	6.20		2.88	2.88
S&P 500 Index[5]	—	8.36	20.44	19.14	7.32	[6]	N/A	N/A
MSCI EAFE Index[5]	—	4.67	13.80	14.10	6.31	[6]	N/A	N/A
Barclays U.S. Aggregate Bond Index[5]	—	1.74	-0.26	4.88	4.61	[6]	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	4.76	6.30	15.81	8.31	[6]	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.02	0.04	0.09	1.57	[6]	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2015.

Certain returns shown include monies received by series of HSBC Portfolios (the “Portfolios”), in which the Fund invests, in respect of one-time class action settlements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolios not received the payments.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	Reflects the expense ratios as reported in the prospectus dated February 28, 2014. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the HSBC Growth Portfolio and the HSBC Opportunity Portfolio) to an annual rate of 1.50%, 2.25% and 2.25% for Class A Shares, Class B Shares and Class C Shares, respectively. The expense limitation shall be in effect until March 1, 2015. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2014 expense ratios can be found in the financial highlights.
5	For additional information, please refer to the Glossary of Terms.
6	Return for the period February 9, 2005 to April 30, 2014.

The Fund’s performance is primarily measured against the S&P 500 Index, an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS 5

Portfolio Reviews (Unaudited)
Balanced Strategy Fund (Class A Shares, Class B Shares and Class C Shares)

by Rayman Bovell, CFA, Senior Vice President and Head of Wealth Portfolio Management

The Balanced Strategy Fund (the “Fund”) is a “fund of funds” which seeks long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may also purchase or hold exchange traded notes (“ETNs”).

Investment Concerns

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

The Fund returned 4.19% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2014. That compared to an 8.36% total return for the Fund’s primary benchmark, the S&P 500 Index1.

The Fund measured performance against several additional reference indices for the six-month period ended April 30, 2014: the MSCI EAFE Index1 (4.67% total return), Barclays U.S. Aggregate Bond Index1 (1.74% total return), BofA Merrill Lynch U.S. High Yield Master II Index1 (4.76% total return) and Citigroup U.S. Domestic 3-Month Treasury Bill Index1 (0.02% total return).

Portfolio Performance

Developed economies grew modestly during the six months through April 30, 2014. The U.S. posted strong economic results early in the period, which helped fuel growth in the equity market. However, as the period wore on, the U.S. reported weakening economic indicators, including slowdowns in the manufacturing sector and the labor market that were likely driven by harsh winter weather in January and February. Meanwhile, the U.S. Federal Reserve (the “Fed”) began winding down its aggressive quantitative easing policies, which included reductions to its large-scale bond-buying program.

Emerging economies faced challenges during the period, raising concerns among investors. In particular, China’s economic growth declined as its manufacturing sector slowed and defaults increased in its corporate bond market. Meanwhile, Russia’s incursion into Ukraine led to significant losses for Russian stocks and fostered uncertainty in global markets.

Despite the uneven economic and geopolitical news, stocks and bonds performed relatively well during the period. Investors’ strong appetites for risk helped fuel gains among developed market stocks, while emerging markets stocks declined on investors’ concerns about the potential for higher interest rates and declining global liquidity. And while the Fed’s tapering strategy contributed to higher bond yields—and lower bond prices—early in the period, yields fell later in the period, fueling modest gains in the fixed-income market.

The Fund benefited from an overweight position in U.S. equities compared to its benchmark. However, a moderate overweight to non-U.S. developed markets equities dragged on performance somewhat, as these stocks underperformed the broader market. We reduced the Fund’s overweight to non-U.S. developed markets equities during the period to reduce the overall allocation to equities as we became cautious on risk. Equities had enjoyed strong performance and valuations were high compared to past averages while corporate earnings revisions were disappointing. Among emerging markets equities, we maintained a neutral exposure relative to the Fund’s benchmark. Despite what we believed to be attractive valuations, we believed weak economic fundamentals and investor sentiment would pose challenges to these stocks in the near term.†

We positioned the Fund with an underweight position in U.S. aggregate bonds, which benefited relative performance. An overweight position in high-yield bonds did not add materially to the Fund’s performance. The Fund held exposure to emerging markets debt through local currency and hard currency debt. Late in the period, we reduced the Fund’s exposure to local currency and increased exposure to emerging markets bonds denominated in hard currencies. We believed that increased volatility among currencies in countries such as India, Brazil, and South Africa posed risks in local currency debt. That strategy modestly hurt relative performance.†

During the period, the portfolio’s exposure to alternative investments saw little change, and the Fund was hurt by an underweight position in commodities, which performed strongly. An overweight position in property hurt the Fund’s relative performance. Additionally, we reduced the Fund’s private equity exposure from overweight to underweight. That strategy allowed the Fund to realize gains from its private equity holdings, which have performed well in recent years.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

6       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
Balanced Strategy Fund

Fund Performance			Average Annual Total Return (%)				Expense Ratio (%)[4]
As of April 30, 2014	Inception Date	Six Months*	1 Year	5 Year	Since Inception		Gross	Net
Balanced Strategy Fund Class A1	2/8/05	-1.04	4.04	12.50	5.83		1.70	1.70
Balanced Strategy Fund Class B2	2/1/05	-0.03	4.76	12.81	6.02		2.45	2.45
Balanced Strategy Fund Class C3	4/27/05	2.86	7.75	12.82	6.30		2.45	2.45
S&P 500 Index[5]	—	8.36	20.44	19.14	7.34	[6]	N/A	N/A
MSCI EAFE Index[5]	—	4.67	13.80	14.10	6.29	[6]	N/A	N/A
Barclays U.S. Aggregate Bond Index[5]	—	1.74	-0.26	4.88	4.68	[6]	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	4.76	6.30	15.81	8.39	[6]	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.02	0.04	0.09	1.56	[6]	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by series of HSBC Portfolios (the “Portfolios”), in which the Fund invests, in respect of one-time class action settlements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolios not received the payments.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	Reflects the expense ratios as reported in the prospectus dated February 28, 2014. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the HSBC Growth Portfolio and the HSBC Opportunity Portfolio) to an annual rate of 1.50%, 2.25% and 2.25% for Class A Shares, Class B Shares and Class C Shares, respectively. The expense limitation shall be in effect until March 1, 2015. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2014 expense ratios can be found in the financial highlights.
5	For additional information, please refer to the Glossary of Terms.
6	Return for the period February 1, 2005 to April 30, 2014.

The Fund’s performance is primarily measured against the S&P 500 Index, an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       7

Portfolio Reviews (Unaudited)
Moderate Strategy Fund (Class A Shares, Class B Shares and Class C Shares)

by Rayman Bovell, CFA, Senior Vice President and Head of Wealth Portfolio Management

The Moderate Strategy Fund (the “Fund”) is a “fund of funds” which seeks long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may also purchase or hold exchange traded notes (“ETNs”).

Investment Concerns

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

The Fund returned 3.58% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2014. That compared to a 1.74% total return for the Fund’s primary benchmark, the Barclays U.S. Aggregate Bond Index1.

The Fund measured performance against several additional reference indices for the six-month period ended April 30, 2014: the S&P 500 Index1 (8.36% total return), MSCI EAFE Index1 (4.67% total return), BofA Merrill Lynch U.S. High Yield Master II Index1 (4.76% total return) and Citigroup U.S. Domestic 3-Month Treasury Bill Index1 (0.02% total return).

Portfolio Performance

Developed economies grew modestly during the six months through April 30, 2014. The U.S. posted strong economic results early in the period, which helped fuel growth in the equity market. However, as the period wore on, the U.S. reported weakening economic indicators, including slowdowns in the manufacturing sector and the labor market that was likely driven by harsh winter weather in January and February. Meanwhile, the U.S. Federal Reserve (the “Fed”) began winding down its aggressive quantitative easing policies, which included reductions to its large-scale bond-buying program.

Emerging economies faced challenges during the period, raising concerns among investors. In particular, China’s economic growth declined as its manufacturing sector slowed and defaults increased in its corporate bond market. Meanwhile, Russia’s incursion into Ukraine led to significant losses for Russian stocks and fostered uncertainty in global markets.

Despite the uneven economic and geopolitical news, stocks and bonds performed relatively well during the period. Investors’ strong appetites for risk helped fuel gains among developed market stocks, while emerging markets stocks declined on investors’ concerns about the potential for higher interest rates and declining global liquidity. And while the Fed’s tapering strategy contributed to higher bond yields—and lower bond prices—early in the period, yields fell later in the period, fueling modest gains in the fixed-income market.

The Fund benefited from overweight positions in U.S. and non-U.S. developed market equities compared to its benchmark. We reduced the Fund’s overweight to non-U.S. developed markets equities during the period to reduce the overall allocation to equities as we became cautious on risk. Equities had enjoyed strong performance and valuations were high compared to past averages while corporate earnings revisions were disappointing. Among emerging markets equities, we maintained a neutral exposure relative to the Fund’s benchmark. Despite what we believed to be attractive valuations, we believed weak economic fundamentals and investor sentiment would pose challenges to these stocks in the near term.†

We positioned the Fund with an underweight position in U.S. aggregate bonds, which benefited relative performance. An overweight position in high-yield bonds did not add materially to the Fund’s performance. The Fund held exposure to emerging markets debt through local currency and hard currency debt. Late in the period, we reduced the Fund’s exposure to local currency and increased exposure to emerging markets bonds denominated in hard currencies. We believed that increased volatility among currencies in countries such as India, Brazil, and South Africa posed risks in local currency debt. That strategy modestly hurt relative performance.†

The portfolio’s exposure to alternative investments saw little change during the period. The Fund was hurt by an underweight position in commodities, which performed strongly during the period. An overweight position in property did not benefit the Fund’s relative performance. A slight underweight position in absolute return investments benefited performance. We reduced the Fund’s private equity exposure from overweight to underweight during the period. That strategy allowed the Fund to realize gains from its private equity holdings, which have performed well in recent years.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

8       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
Moderate Strategy Fund

Fund Performance			Average Annual Total Return (%)				Expense Ratio (%)[4]
As of April 30, 2014	Inception Date	Six Months*	1 Year	5 Year	Since Inception		Gross	Net
Moderate Strategy Fund Class A1	2/3/05	-1.62	0.98	10.60	5.10		1.76	1.76
Moderate Strategy Fund Class B2	2/1/05	-0.80	1.53	10.90	5.24		2.51	2.51
Moderate Strategy Fund Class C3	6/9/05	2.18	4.53	10.90	5.26		2.51	2.51
Barclays U.S. Aggregate Bond Index[5]	—	1.74	-0.26	4.88	4.68	[6]	N/A	N/A
S&P 500 Index[5]	—	8.36	20.44	19.14	7.34	[6]	N/A	N/A
MSCI EAFE Index[5]	—	4.67	13.80	14.10	6.29	[6]	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	4.76	6.30	15.81	8.39	[6]	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.02	0.04	0.09	1.56	[6]	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by series of HSBC Portfolios (the “Portfolios”), in which the Fund invests, in respect of one-time class action settlements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolios not received the payments.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	Reflects the expense ratios as reported in the prospectus dated February 28, 2014. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the HSBC Growth Portfolio and the HSBC Opportunity Portfolio) to an annual rate of 1.50%, 2.25% and 2.25% for Class A Shares, Class B Shares and Class C Shares, respectively. The expense limitation shall be in effect until March 1, 2015. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2014 expense ratios can be found in the financial highlights.
5	For additional information, please refer to Glossary of Terms.
6	Return for the period February 1, 2005 to April 30, 2014.

The Fund’s performance is primarily measured against the Barclays U.S. Aggregate Bond Index is an unmanaged index generally representative of investment-grade, USD-denominated, fixed-rate debt issues, taxable bond market, including Treasuries, government-related and corporate securities, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       9

Portfolio Reviews (Unaudited)
Conservative Strategy Fund (Class A Shares, Class B Shares and Class C Shares)

by Rayman Bovell, CFA, Senior Vice President and Head of Wealth Portfolio Management

The Conservative Strategy Fund (the “Fund”) is a “fund of funds” which seeks long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may also purchase or hold exchange traded notes (“ETNs”).

Investment Concerns

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

The Fund returned 2.84% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2014. That compared to an 1.74% total return for the Fund’s primary benchmark, the Barclays U.S. Aggregate Bond Index1.

The Fund measured performance against several additional reference indices for the six-month period ended April 30, 2014: the S&P 500 Index1 (8.36% total return), MSCI EAFE Index1 (4.67% total return), BofA Merrill Lynch U.S. High Yield Master II Index1 (4.76% total return) and Citigroup U.S. Domestic 3-Month Treasury Bill Index1 (0.02% total return).

Portfolio Performance

Developed economies grew modestly during the six months through April 30, 2014. The U.S. posted strong economic results early in the period, which helped fuel growth in the equity market. However, as the period wore on, the U.S. reported weakening economic indicators, including slowdowns in the manufacturing sector and the labor market that was likely driven by harsh winter weather in January and February. Meanwhile, the U.S. Federal Reserve (the “Fed”) began winding down its aggressive quantitative easing policies, which included reductions to its large-scale bond-buying program.

Emerging economies faced challenges during the period, raising concerns among investors. In particular, China’s economic growth declined as its manufacturing sector slowed and defaults increased in its corporate bond market. Meanwhile, Russia’s incursion into Ukraine led to significant losses for Russian stocks and fostered uncertainty in global markets.

Despite the uneven economic and geopolitical news, stocks and bonds performed relatively well during the period. Investors’ strong appetites for risk helped fuel gains among developed market stocks, while emerging markets stocks declined on investors’ concerns about the potential for higher interest rates and declining global liquidity. And while the Fed’s tapering strategy contributed to higher bond yields—and lower bond prices—early in the period, yields fell later in the period, fueling modest gains in the fixed-income market.

The Fund benefited from overweight positions in U.S. and non-U.S. developed market equities compared to its benchmark. We reduced the Fund’s overweight to non-U.S. developed markets equities during the period to reduce the overall allocation to equities as we became cautious on risk. Equities had enjoyed strong performance and valuations were high compared to past averages while corporate earnings revisions were disappointing. Among emerging markets equities, we maintained a neutral exposure relative to the Fund’s benchmark. Despite what we believed to be attractive valuations, we believed weak economic fundamentals and investor sentiment would pose challenges to these stocks in the near term.†

We positioned the Fund with an underweight position in U.S. aggregate bonds, which benefited relative performance. An overweight position in high-yield bonds did not add materially to the Fund’s performance. The Fund held exposure to emerging markets debt through local currency and hard currency debt. Late in the period, we reduced the Fund’s exposure to local currency and increased exposure to emerging markets bonds denominated in hard currencies. We believed that increased volatility among currencies in countries such as India, Brazil, and South Africa posed risks in local currency debt. That strategy modestly hurt relative performance.

During the period, the portfolio’s exposure to alternative investments saw little change. The Fund was hurt by an underweight position in commodities, which performed strongly during the period. An overweight position in property did not benefit the Fund’s relative performance. A slight underweight position in absolute return investments benefited performance.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

10       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
Conservative Strategy Fund

Fund Performance			Average Annual Total Return (%)				Expense Ratio (%)[4]
As of April 30, 2014	Inception Date	Six Months*	1 Year	5 Year	Since Inception		Gross	Net
Conservative Strategy Fund Class A1	2/23/05	-2.32	-1.86	8.35	4.30		1.94	1.94
Conservative Strategy Fund Class B2	2/17/05	-1.47	-1.31	8.63	4.33		2.69	2.69
Conservative Strategy Fund Class C3	4/19/05	1.50	1.68	8.64	4.79		2.69	2.69
Barclays U.S. Aggregate Bond Index[5]	—	1.74	-0.26	4.88	4.70	[6]	N/A	N/A
S&P 500 Index[5]	—	8.36	20.44	19.14	7.24	[6]	N/A	N/A
MSCI EAFE Index[5]	—	4.67	13.80	14.10	6.03	[6]	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	4.76	6.30	15.81	8.30	[6]	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.02	0.04	0.09	1.57	[6]	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by series of HSBC Portfolios (the “Portfolios”), in which the Fund invests, in respect of one-time class action settlements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolios not received the payments.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	Reflects the expense ratios as reported in the prospectus dated February 28, 2014. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the HSBC Growth Portfolio and the HSBC Opportunity Portfolio) to an annual rate of 1.50%, 2.25% and 2.25% for Class A Shares, Class B Shares and Class C Shares, respectively. The expense limitation shall be in effect until March 1, 2015. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2014 expense ratios can be found in the financial highlights.
5	For additional information, please refer to the Glossary of Terms.
6	Return for the period February 17, 2005 to April 30, 2014.

The Fund’s performance is primarily measured against the Barclays U.S. Aggregate Bond Index is an unmanaged index generally representative of investment-grade, USD-denominated, fixed-rate debt issues, taxable bond market, including Treasuries, government-related and corporate securities, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       11

Portfolio Reviews (Unaudited)
Income Strategy Fund (Class A Shares, Class B Shares and Class C Shares)

by Rayman Bovell, CFA, Senior Vice President and Head of Wealth Portfolio Management

The Income Strategy Fund (the “Fund”) is a “fund of funds” which primarily seeks current income and secondarily seeks to provide long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may also purchase or hold exchange traded notes (“ETNs”).

Investment Concerns

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

The Fund returned 2.38% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2014. That compared to a 1.74% total return for the Fund’s primary benchmark, the Barclays U.S. Aggregate Bond Index1.

The Fund measured performance against several additional reference indices for the six-month period ended April 30, 2014: the S&P 500 Index1 (8.36% total return), MSCI EAFE index (4.67% total return), Barclays U.S. Aggregate Bond Index1 (1.74% total return), BofA Merrill Lynch U.S. High Yield Master II Index1 (4.76% total return) and Citigroup U.S. Domestic 3-Month Treasury Bill Index1 (0.02% total return).

Portfolio Performance

Developed economies grew modestly during the six months through April 30, 2014. The U.S. posted strong economic results early in the period, which helped fuel growth in the equity market. However, as the period wore on, the U.S. reported weakening economic indicators, including slowdowns in the manufacturing sector and the labor market that was likely driven by harsh winter weather in January and February. Meanwhile, the U.S. Federal Reserve (the “Fed”) began winding down its aggressive quantitative easing policies, which included reductions to its large-scale bond-buying program.

Emerging economies faced challenges during the period, raising concerns among investors. In particular, China’s economic growth declined as its manufacturing sector slowed and defaults increased in its corporate bond market. Meanwhile, Russia’s incursion into Ukraine led to significant losses for Russian stocks and fostered uncertainty in global markets.

Despite the uneven economic and geopolitical news, stocks and bonds performed relatively well during the period. Investors’ strong appetites for risk helped fuel gains among developed market stocks, while emerging markets stocks declined on investors’ concerns about the potential for higher interest rates and declining global liquidity. And while the Fed’s tapering strategy contributed to higher bond yields—and lower bond prices—early in the period, yields fell later in the period, fueling modest gains in the fixed-income market.

The Fund benefited from overweight positions in U.S. and non-U.S. developed market equities compared to its benchmark. We reduced the Fund’s overweight to non-U.S. developed markets equities during the period to reduce the overall allocation to equities as we became cautious on risk. Equities had enjoyed strong performance and valuations were high compared to past averages while corporate earnings revisions were disappointing.†

We positioned the Fund with an underweight position in U.S. aggregate bonds and an overweight position in high-yield bonds. These positions benefited the Fund’s relative performance during the period. The Fund held an overweight exposure to emerging markets debt through local currency and hard currency debt. Late in the period, we reduced the Fund’s exposure to local currency and increased exposure to emerging markets bonds denominated in hard currencies. We believed that increased volatility among currencies in countries such as India, Brazil, and South Africa posed risks in local currency debt. That strategy modestly hurt relative performance. The Fund was helped by an overweight exposure to property investments as this asset class outperformed U.S. aggregate bonds and emerging market debt.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

12       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
Income Strategy Fund

Fund Performance			Average Annual Total Return (%)			Expense Ratio (%)[4]
As of April 30, 2014	Inception Date	Six Months*	1 Year	Since Inception		Gross	Net
Income Strategy Fund Class A1	3/20/12	-2.51	-3.95	2.35		14.42	2.28
Income Strategy Fund Class B2	3/20/12	-1.97	-3.77	3.04		15.17	3.03
Income Strategy Fund Class C3	3/20/12	1.01	-0.92	3.90		15.17	3.03
Barclays U.S. Aggregate Bond Index[5]	—	1.74	-0.26	2.42	[6]	N/A	N/A
S&P 500 Index[5]	—	8.36	20.44	17.38	[6]	N/A	N/A
MSCI EAFE Index[5]	—	4.67	13.80	14.50	[6]	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	4.76	6.30	10.11	[6]	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.02	0.04	0.06	[6]	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2015.

*	Aggregate total return.
1	Reflects the maximum sales charge of 4.75%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	Reflects the expense ratios as reported in the prospectus dated February 28, 2014. HSBC Global Asset Management (USA) Inc. has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other then the HSBC Growth Portfolio and HSBC Opportunity Portfolio) to an annual rate of 1.50%, 2.25% and 2.25% for Class A Shares, Class B Shares and Class C Shares, respectively. The expense limitation shall be in effect until March 1, 2015. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2014 expense ratios can be found in the financial highlights.
5	For additional information, please refer to the Glossary of Terms.
6	Return for the period March 21, 2012 to April 30, 2014.

The Fund’s performance is primarily measured against the Barclays U.S. Aggregate Bond Index is an unmanaged index generally representative of investment-grade, USD-denominated, fixed-rate debt issues, taxable bond market, including Treasuries, government-related and corporate securities, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       13

Portfolio Reviews
Portfolio Composition*
April 30, 2014 (Unaudited)

HSBC Aggressive Strategy Fund
Percentage of
Investment Allocation	Investments at Value(%)
Domestic Equities	57.6
International Equities	26.6
Fixed Income	9.5
Alternatives	5.4
Cash	0.9
Total	100.0

HSBC Balanced Strategy Fund
Percentage of
Investment Allocation	Investments at Value(%)
Domestic Equities	41.6
Fixed income	29.8
International Equities	16.9
Alternatives	9.9
Cash	1.8
Total	100.0

HSBC Moderate Strategy Fund
Percentage of
Investment Allocation	Investments at Value(%)
Fixed Income	45.2
Domestic Equities	28.2
International Equities	14.6
Alternatives	9.6
Cash	2.4
Total	100.0

HSBC Conservative Strategy Fund
Percentage of
Investment Allocation	Investments at Value(%)
Fixed Income	62.4
Domestic Equities	17.4
International Equities	8.7
Alternatives	9.0
Cash	2.5
Total	100.0

HSBC Income Strategy Fund
Percentage of
Investment Allocation	Investments at Value(%)
Fixed Income	77.2
Domestic Equities	9.3
International Equities	6.6
Alternatives	4.7
Cash	2.2
Total	100.0

HSBC Growth Portfolio
Percentage of
Investment Allocation	Investments at Value (%)
Biotechnology	8.8%
Internet Software & Services	8.7%
IT Services	6.7%
Media	6.4%
Internet & Catalog Retail	5.0%
Software	4.6%
Road & Rail	4.4%
Capital Markets	4.3%
Chemicals	4.2%
Specialty Retail	4.1%
Hotels, Restaurants & Leisure	3.5%
Technology Hardware, Storage &
Peripherals	3.4%
Oil, Gas & Consumable Fuels	3.3%
Health Care Providers & Services	3.1%
Aerospace & Defense	2.9%
Textiles, Apparel & Luxury Goods	2.7%
Machinery	2.6%
Food & Staples Retailing	2.3%
Semiconductors & Semiconductor
Equipment	2.2%
Pharmaceuticals	2.1%
Real Estate Investment Trusts (REITs)	2.0%
Investment Companies	1.8%
Energy Equipment & Services	1.6%
Communications Equipment	1.5%
Wireless Telecommunication
Services	1.5%
Health Care Technology	1.5%
Auto Components	1.3%
Professional Services	1.3%
Diversified Financial Services	1.2%
Airlines	1.0%
Total	100.0%
____________________

*	Portfolio composition is subject to change.

14       HSBC FAMILY OF FUNDS

Portfolio Reviews
Portfolio Composition* (continued)
April 30, 2014 (Unaudited)

HSBC Opportunity Portfolio
Percentage of
Investment Allocation	Investments at Value (%)
Chemicals	8.5%
Specialty Retail	6.1%
Biotechnology	6.0%
Oil, Gas & Consumable Fuels	5.9%
Machinery	5.6%
Health Care Equipment & Supplies	4.7%
Software	4.6%
IT Services	4.2%
Household Durables	3.7%
Health Care Providers & Services	3.5%
Aerospace & Defense	3.1%
Construction Materials	3.0%
Professional Services	3.0%
Life Sciences Tools & Services	3.0%
Trading Companies & Distributors	2.9%
Electrical Equipment	2.8%
Containers & Packaging	2.7%
Banks	2.5%
Road & Rail	2.4%
Semiconductors & Semiconductor
Equipment	2.2%
Communications Equipment	2.0%
Pharmaceuticals	1.9%
Diversified Consumer Services	1.7%
Real Estate Management &
Development	1.7%
Capital Markets	1.6%
Health Care Technology	1.6%
Energy Equipment & Services	1.5%
Insurance	1.4%
Real Estate Investment Trusts
(REITs)	1.2%
Electronic Equipment, Instruments &
Components	0.9%
Internet Software & Services	0.8%
Hotels, Restaurants & Leisure	0.8%
Construction & Engineering	0.7%
Auto Components	0.6%
Investment Companies	0.6%
Media	0.6%
Total	100.0%
____________________

*	Portfolio composition is subject to change.

HSBC FAMILY OF FUNDS       15

HSBC AGGRESSIVE STRATEGY FUND
Schedule of Portfolio Investments—as of April 30, 2014 (Unaudited)

Affiliated Investment Companies—1.5%

	Shares	Value ($)
HSBC Emerging Markets Debt Fund,
Class I Shares	13,227	137,160
HSBC Prime Money Market Fund,
Class I Shares, 0.06% (a)	139,993	139,993
TOTAL AFFILIATED INVESTMENT
COMPANIES (COST $274,194)		277,153

Affiliated Portfolios—11.5%

HSBC Growth Portfolio		1,364,253
HSBC Opportunity Portfolio		742,665
TOTAL AFFILIATED PORTFOLIOS		2,106,918

Unaffiliated Investment Companies—44.4%

Artisan Value Fund, Investor Shares	65,270	912,481
Brookfield Global Listed Real Estate
Fund, Institutional Shares	9,372	121,275
Brown Advisory Growth Equity Fund,
Institutional Shares	49,342	909,370
Columbia High Yield Bond Fund,
Class Z Shares	246,788	747,768
CRM Small/Mid Cap Value Fund,
Institutional Shares	41,512	750,532
Delaware Emerging Markets Fund,
Institutional Shares	62,741	1,010,762
JPMorgan Equity Income Fund,
Select Shares	103,797	1,384,652
JPMorgan High Yield Fund,
Select Shares	91,211	737,895
Metropolitan West Total Return Bond,
Institutional Shares	13,747	147,647
Northern Institutional
Diversified Assets Portfolio,
Institutional Shares, 0.01% (a)	33,977	33,977
Principal Global Real Estate Securities
Fund, Institutional Shares	14,542	126,076
Trilogy Emerging Markets Equity Fund,
Institutional Shares	143,472	1,235,295
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (COST $7,290,082)		8,117,730

Exchange Traded Funds—43.5%

iShares MSCI EAFE ETF	35,391	2,417,913
iShares MSCI Emerging Markets ETF	5,955	246,120
PowerShares Global Listed Private
Equity Portfolio ETF	61,705	731,821
SPDR S&P 500 ETF Trust	24,290	4,576,965
TOTAL EXCHANGE TRADED
FUNDS (COST $6,565,962)		7,972,819
TOTAL INVESTMENT
SECURITIES—100.9%		18,474,620
____________________

Percentages indicated are based on net assets of $18,307,766.
(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2014.
ETF -	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

16 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC BALANCED STRATEGY FUND
Schedule of Portfolio Investments—as of April 30, 2014 (Unaudited)

Affiliated Investment Companies—10.8%

	Shares	Value ($)
HSBC Emerging Markets Debt Fund,
Class I Shares	346,467	3,592,866
HSBC Emerging Markets Local Debt
Fund, Class I Shares	86,273	761,790
HSBC Prime Money Market Fund,
Class I Shares, 0.06% (a)	883,265	883,265
TOTAL AFFILIATED INVESTMENT
COMPANIES (COST $5,334,956)		5,237,921

Affiliated Portfolios—8.2%

HSBC Growth Portfolio		2,605,769
HSBC Opportunity Portfolio		1,409,203
TOTAL AFFILIATED PORTFOLIOS		4,014,972

Unaffiliated Investment Companies—48.5%

Artisan Value Fund, Investor Shares	125,958	1,760,886
Brookfield Global Listed Real Estate
Fund, Institutional Shares	78,489	1,015,642
Brown Advisory Growth Equity Fund,
Institutional Shares	94,572	1,742,970
Columbia High Yield Bond Fund,
Class Z Shares	1,158,977	3,511,702
CRM Small/Mid Cap Value Fund,
Institutional Shares	78,468	1,418,702
Delaware Emerging Markets Fund,
Institutional Shares	84,514	1,361,525
Janus Flexible Bond Fund,
Institutional Shares	37,263	393,121
JPMorgan Equity Income Fund,
Select Shares	197,498	2,634,620
JPMorgan High Yield Fund,
Select Shares	433,166	3,504,310
Lord Abbett Core Fixed Income Fund,
Institutional Shares	48,544	531,066
Metropolitan West Total Return Bond,
Institutional Shares	32,003	343,710
PIMCO Commodity RealReturn
Strategy Fund, Institutional Shares	247,286	1,505,973
PIMCO Total Return Fund,
Institutional Shares	66,709	723,124
Principal Global Real Estate Securities
Fund, Institutional Shares	120,589	1,045,504
T. Rowe Price New Income Fund,
Retail Shares	57,134	541,626
Trilogy Emerging Markets Equity Fund,
Institutional Shares	187,406	1,613,562
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (COST $22,407,456)		23,648,043

Exchange Traded Funds—32.8%

iShares iBoxx $ Investment Grade
Corporate Bond	5,169	610,717
iShares MSCI EAFE ETF	70,282	4,801,666
iShares MSCI Emerging Markets ETF	12,557	518,981
PowerShares Global Listed Private
Equity Portfolio ETF	108,916	1,291,744
SPDR S&P 500 ETF Trust	46,469	8,756,154
TOTAL EXCHANGE TRADED
FUNDS (COST $13,307,220)		15,979,262
TOTAL INVESTMENT
SECURITIES—100.3%		48,880,198
____________________

Percentages indicated are based on net assets of $48,718,952.
(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2014.
ETF -	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

See notes to financial statements.	HSBC FAMILY OF FUNDS 17

HSBC MODERATE STRATEGY FUND
Schedule of Portfolio Investments—as of April 30, 2014 (Unaudited)

Affiliated Investment Companies—12.6%

	Shares	Value ($)
HSBC Emerging Markets Debt Fund,
Class I Shares	320,969	3,328,448
HSBC Emerging Markets Local Debt
Fund, Class I Shares	128,058	1,130,755
HSBC Prime Money Market Fund,
Class I Shares, 0.06%(a)	1,048,695	1,048,695
TOTAL AFFILIATED INVESTMENT
COMPANIES (COST $5,597,464)		5,507,898

Affiliated Portfolios—5.6%

HSBC Growth Portfolio		1,577,718
HSBC Opportunity Portfolio		858,065
TOTAL AFFILIATED PORTFOLIOS		2,435,783

Unaffiliated Investment Companies—57.3%

Artisan Value Fund, Investor Shares	75,841	1,060,263
ASG Global Alternatives Fund,
Class Y Shares	29,575	325,621
Brookfield Global Listed Real Estate
Fund, Institutional Shares	65,775	851,130
Brown Advisory Growth Equity Fund,
Institutional Shares	56,525	1,041,748
Columbia High Yield Bond Fund,
Class Z Shares	1,019,369	3,088,689
CRM Small/Mid Cap Value Fund,
Institutional Shares	47,406	857,098
Delaware Emerging Markets Fund,
Institutional Shares	54,893	884,333
Janus Flexible Bond Fund,
Institutional Shares	119,481	1,260,525
JPMorgan Equity Income Fund,
Select Shares	119,059	1,588,242
JPMorgan High Yield Fund,
Select Shares	380,987	3,082,188
Lord Abbett Core Fixed Income Fund,
Institutional Shares	165,124	1,806,452
Metropolitan West Total Return Bond,
Institutional Shares	121,695	1,307,001
PIMCO Commodity RealReturn
Strategy Fund, Institutional Shares	260,505	1,586,475
PIMCO Total Return Fund,
Institutional Shares	224,798	2,436,807
Principal Global Real Estate Securities
Fund, Institutional Shares	96,616	837,661
T. Rowe Price New Income Fund,
Retail Shares	192,723	1,827,014
Trilogy Emerging Markets Equity Fund,
Institutional Shares	124,339	1,070,555
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (COST $24,354,416)		24,911,802

Exchange Traded Funds—24.7%

iShares iBoxx $ Investment Grade
Corporate Bond	3,700	437,155
iShares MSCI EAFE ETF	60,088	4,105,212
iShares MSCI Emerging
Markets ETF	7,566	312,703
PowerShares Global Listed Private
Equity Portfolio ETF	51,690	613,043
SPDR S&P 500 ETF Trust	28,158	5,305,812
TOTAL EXCHANGE TRADED
FUNDS (COST $8,960,567)		10,773,925
TOTAL INVESTMENT
SECURITIES—100.2%		43,629,408
____________________

Percentages indicated are based on net assets of $43,563,470.
(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2014.
ETF -	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

18 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC CONSERVATIVE STRATEGY FUND
Schedule of Portfolio Investments—as of April 30, 2014 (Unaudited)

Affiliated Investment Companies—12.8%

	Shares	Value ($)
HSBC Emerging Markets Debt Fund,
Class I Shares	139,712	1,448,815
HSBC Emerging Markets Local Debt
Fund, Class I Shares	76,385	674,477
HSBC Prime Money Market Fund,
Class I Shares, 0.06%(a)	524,986	524,986
TOTAL AFFILIATED INVESTMENT
COMPANIES (COST $2,702,400)		2,648,278

Affiliated Portfolios—3.4%

HSBC Growth Portfolio		457,764
HSBC Opportunity Portfolio		252,775
TOTAL AFFILIATED PORTFOLIOS		710,539

Unaffiliated Investment Companies—67.6%

Artisan Value Fund, Investor Shares	22,483	314,306
ASG Global Alternatives Fund,
Class Y Shares	37,860	416,843
Brookfield Global Listed Real Estate
Fund, Institutional Shares	31,479	407,341
Brown Advisory Growth Equity Fund,
Institutional Shares	16,988	313,098
Columbia High Yield Bond Fund,
Class Z Shares	450,483	1,364,964
CRM Small/Mid Cap Value Fund,
Institutional Shares	13,891	251,146
Delaware Emerging Markets Fund,
Institutional Shares	6,226	100,297
Janus Flexible Bond Fund,
Institutional Shares	110,198	1,162,590
JPMorgan Equity Income Fund,
Select Shares	35,851	478,249
JPMorgan High Yield Fund,
Select Shares	168,365	1,362,071
Lord Abbett Core Fixed Income Fund,
Institutional Shares	149,087	1,631,007
Metropolitan West Total Return Bond,
Institutional Shares	107,640	1,156,051
PIMCO Commodity
RealReturn Strategy Fund,
Institutional Shares	103,133	628,082
PIMCO Total Return Fund,
Institutional Shares	200,448	2,172,860
Principal Global Real Estate Securities
Fund, Institutional Shares	47,549	412,254
T. Rowe Price New Income Fund,
Retail Shares	171,651	1,627,252
Trilogy Emerging Markets Equity Fund,
Institutional Shares	14,415	124,115
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (COST $13,640,667)		13,922,526

Exchange Traded Funds—16.8%

iShares iBoxx $ Investment Grade
Corporate Bond	2,630	310,735
iShares MSCI EAFE ETF	23,197	1,584,818
SPDR S&P 500 ETF Trust	8,260	1,556,432
TOTAL EXCHANGE TRADED
FUNDS (COST $2,870,022)		3,451,985
TOTAL INVESTMENT
SECURITIES—100.6%		20,733,328
____________________

Percentages indicated are based on net assets of $20,618,433.
(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2014.
ETF -	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

See notes to financial statements.	HSBC FAMILY OF FUNDS 19

HSBC INCOME STRATEGY FUND
Schedule of Portfolio Investments—as of April 30, 2014 (Unaudited)

Affiliated Investment Companies—10.7%

	Shares	Value ($)
HSBC Emerging Markets Debt Fund,
Class I Shares	6,105	63,309
HSBC Emerging Markets Local Debt
Fund, Class I Shares	5,715	50,467
HSBC Prime Money Market Fund, Class I
Shares, 0.06% (a)	28,854	28,854
TOTAL AFFILIATED INVESTMENT
COMPANIES (COST $146,660)		142,630

Unaffiliated Investment Companies—88.4%

Brookfield Global Listed Real Estate
Fund, Institutional Shares	2,451	31,722
Columbia High Yield Bond Fund,
Class Z Shares	22,734	68,883
Eaton Vance Floating - Rate Fund,
Institutional Shares	5,725	52,273
Federated Strategic Value Dividend Fund,
Institutional Shares	9,529	58,892
Janus Flexible Bond Fund,
Institutional Shares	10,156	107,148
JPMorgan Equity Income Fund,
Select Shares	4,585	61,159
JPMorgan High Yield Fund,
Select Shares	8,489	68,678
Lord Abbett Core Fixed Income Fund,
Institutional Shares	13,686	149,730
Metropolitan West Total Return Bond,
Institutional Shares	9,959	106,960
PIMCO Total Return Fund,
Institutional Shares	18,344	198,852
Principal Global Real Estate Securities
Fund, Institutional Shares	3,567	30,924
T. Rowe Price International Growth &
Income Fund, Retail Shares	5,450	87,806
T. Rowe Price New Income Fund,
Retail Shares	15,768	149,479
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (COST $1,164,162)		1,172,506

Exchange Traded Fund—1.0%

iShares iBoxx $ Investment Grade
Corporate Bond	110	12,997
TOTAL EXCHANGE TRADED
FUND (COST $13,003)		12,997
TOTAL INVESTMENT
SECURITIES—100.1%		1,328,133
____________________

Percentages indicated are based on net assets of $1,327,310.
(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2014.

20 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS

Statements of Assets and Liabilities—as of April 30, 2014 (Unaudited)

	Aggressive	Balanced	Moderate	Conservative	Income
	Strategy	Strategy	Strategy	Strategy	Strategy
	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in Affiliated Portfolios	2,106,918	4,014,972	2,435,783	710,539	—
Investments in Affiliated Investment Companies, at value(a)	277,153	5,237,921	5,507,898	2,648,278	142,630
Investments in non-affiliates, at value	16,090,549	39,627,305	35,685,727	17,374,511	1,185,503
Total Investments	18,474,620	48,880,198	43,629,408	20,733,328	1,328,133
Cash	4,961	—	11,685	—	—
Interest and dividends receivable	20,072	38,677	23,237	6,936	2,708
Receivable for capital shares issued	923	21,857	11,037	15,783	225
Receivable for investments sold	2,316	72,468	34,197	114,821	3,667
Receivable from Investment Adviser	—	—	—	—	9,331
Prepaid expenses	6,931	6,355	7,637	5,532	7,231
Total Assets	18,509,823	49,019,555	43,717,201	20,876,400	1,351,295
Liabilities:
Cash overdraft	—	34,853	—	85,575	—
Dividends payable	—	—	—	—	18
Payable for investments purchased	41,255	37,438	45,802	29,112	2
Payable for capital shares redeemed	119,298	145,790	30,081	93,288	2,181
Accrued expenses and other liabilities:
Investment Management	3,755	10,011	8,914	4,268	—
Administration	384	1,025	913	437	55
Distribution fees	4,277	12,412	11,189	7,289	629
Shareholder Servicing	3,770	10,010	8,926	4,304	295
Accounting	179	182	188	195	73
Custodian	5,820	9,807	9,549	9,074	6,973
Transfer Agent	8,631	14,877	14,836	8,864	4,391
Trustee	172	458	408	195	12
Other	14,516	23,740	22,925	15,366	9,356
Total Liabilities	202,057	300,603	153,731	257,967	23,985
Net Assets	$18,307,766	$48,718,952	$43,563,470	$20,618,433	$1,327,310

Composition of Net Assets:
Capital	14,733,458	42,014,228	39,434,838	19,219,327	1,316,348
Accumulated net investment income (loss)	(83,020)	(110,609)	(98,147)	(44,111)	(1,410)
Accumulated net realized gains (losses) from investments	782,103	1,653,360	1,106,972	380,995	8,064
Net unrealized appreciation/depreciation on investments	2,875,225	5,161,973	3,119,807	1,062,222	4,308
Net Assets	$18,307,766	$48,718,952	$43,563,470	$20,618,433	$1,327,310

Net Assets:
Class A Shares	$11,367,268	$28,691,224	$25,584,931	$8,953,171	$303,623
Class B Shares	5,226,436	14,473,494	13,718,375	8,070,497	405,509
Class C Shares	1,714,062	5,554,234	4,260,164	3,594,765	618,178
Total	$18,307,766	$48,718,952	$43,563,470	$20,618,433	$1,327,310
Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	749,314	2,076,451	2,019,878	759,748	29,481
Class B Shares	361,549	1,047,651	1,084,836	694,999	39,458
Class C Shares	119,119	401,455	347,194	300,421	60,172
Net Asset Value, Offering Price and Redemption
Price per share:
Class A Shares	$15.17	$13.82	$12.67	$11.78	$10.30
Class B Shares(b)	$14.46	$13.82	$12.65	$11.61	$10.28
Class C Shares(b)	$14.39	$13.84	$12.27	$11.97	$10.27
Maximum Sales Charge:
Class A Shares	5.00%	5.00%	5.00%	5.00%	4.75%
Maximum Offering Price per share (Net Asset Value /
(100%-maximum sales charge))
Class A Shares	$15.97	$14.55	$13.34	$12.40	$10.81
Investments in Affiliated Investment Companies, at Cost(a)	$274,194	$5,334,956	$5,597,464	$2,702,400	$146,660
Investments in non-affiliates, at cost	$13,856,044	$35,714,676	$33,314,983	$16,510,689	$1,177,165
____________________

(a)

Investments in the affiliated investment companies include the HSBC Prime money Market Fund, Class I Shares, HSBC Emerging Markets Debt Fund, Class I Shares and HSBC Emerging Markets Local Debt Fund, Class I shares (See Note 1).

(b)	Redemption Price per share varies by length of time shares are held.

See notes to financial statements.	HSBC WORLD SELECTION FUNDS	21

HSBC WORLD SELECTION FUNDS

Statements of Operations—For the six months ended April 30, 2014 (Unaudited)

	Aggressive	Balanced	Moderate	Conservative	Income
	Strategy	Strategy	Strategy	Strategy	Strategy
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Investment income from non-affiliated investments	197,558	548,016	480,472	229,809	19,360
Investment income from affiliated investments(a)	12,250	122,608	117,265	54,555	2,716
Expenses from Affiliated Portfolios	(8,087)	(15,699)	(9,438)	(2,833)	—
Total Investment Income	201,721	654,925	588,299	281,531	22,076

Expenses:
Investment Management	22,683	61,019	53,948	26,018	1,624
Administration:
Class A Shares	1,426	3,644	3,136	1,139	76
Class B Shares	685	1,904	1,859	1,085	102
Class C Shares	209	692	522	437	154
Distribution:
Class B Shares	20,104	55,864	54,557	31,848	1,488
Class C Shares	6,124	20,299	15,311	12,808	2,258
Shareholder Servicing:
Class A Shares	13,941	35,631	30,658	11,133	375
Class B Shares	6,701	18,622	18,186	10,616	496
Class C Shares	2,041	6,766	5,104	4,270	753
Accounting	10,250	10,277	10,286	10,272	23,119
Audit	8,003	8,003	8,003	8,003	8,003
Compliance services	91	238	204	102	12
Custodian	10,532	18,468	19,264	16,268	12,785
Printing	5,082	13,898	12,205	5,988	351
Transfer Agent	28,491	50,573	50,826	29,708	13,421
Trustee	276	748	665	328	36
Registration fees	9,199	8,580	9,444	7,759	9,004
Other	2,577	5,765	5,560	2,645	872
Total expenses before fee and expense reductions	148,415	320,991	299,738	180,427	74,929
Fees contractually reduced/reimbursed by Investment Adviser	—	—	—	—	(61,442)
Net Expenses	148,415	320,991	299,738	180,427	13,487

Net Investment Income	53,306	333,934	288,561	101,104	8,589

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities(a)	266,663	459,366	297,765	78,103	(4,818)
Net realized gains (losses) from non-affiliated investment securities	371,033	838,950	522,694	279,115	6,089
Net realized gains distributions from affiliated underlying funds	3,489	53,806	50,140	22,502	1,006
Net realized gains distributions from non-affiliated underlying funds	181,984	499,184	421,754	213,300	9,214
Change in unrealized appreciation/depreciation on affiliated investments(a)	(194,514)	(410,066)	(315,966)	(106,225)	1,287
Change in unrealized appreciation/depreciation
on non-affiliated investments	40,894	151,190	159,699	(46,526)	4,977
Net realized/unrealized gains (losses) on investments	669,549	1,592,430	1,136,086	440,269	17,755
Change in net assets resulting from operations	$722,855	$1,926,364	$1,424,647	$541,373	$26,344
____________________

(a)      Represents amounts allocated from Affiliated Investment Companies and Affiliated Portfolios.

22 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets

	Aggressive Strategy Fund		Balanced Strategy Fund
	For the six		For the six
	months	For the	months	For the
	Ended	year ended	Ended	year ended
	April 30,	October 31,	April 30,	October 31,
	2014	2013	2014	2013
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$53,306	$101,323	$333,934	$747,850
Net realized gains (losses) from investments	823,169	1,329,320	1,851,306	3,187,260
Change in unrealized appreciation/depreciation on investments	(153,620)	2,165,704	(258,876)	3,363,436
Change in net assets resulting from operations	722,855	3,596,347	1,926,364	7,298,546

Dividends:
Net investment income:
Class A Shares	(125,982)	(31,802)	(601,570)	(526,976)
Class B Shares	(22,045)	—	(194,300)	(168,352)
Class C Shares	(7,596)	—	(70,394)	(59,678)

Net realized gains:
Class A Shares	(621,343)	—	(1,716,444)	—
Class B Shares	(323,193)	—	(905,303)	—
Class C Shares	(97,829)	—	(326,412)	—
Change in net assets resulting from shareholder dividends	(1,197,988)	(31,802)	(3,814,423)	(755,006)
Change in net assets resulting from capital transactions	400,264	(2,901,389)	684,298	(8,823,314)
Change in net assets	(74,869)	663,156	(1,203,761)	(2,279,774)

Net Assets:
Beginning of period	18,382,635	17,719,479	49,922,713	52,202,487
End of period	$18,307,766	$18,382,635	$48,718,952	$49,922,713
Accumulated net investment income (loss)	$(83,020)	$19,297	$(110,609)	$421,721

See notes to financial statements.	HSBC WORLD SELECTION FUNDS	23

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Aggressive Strategy Fund		Balanced Strategy Fund
	For the six		For the six
	months	For the	months	For the
	Ended	year ended	Ended	year ended
	April 30,	October 31,	April 30,	October 31,
	2014	2013	2014	2013
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$637,217	$1,119,903	$1,413,522	$3,539,929
Dividends reinvested	738,248	31,467	2,260,504	512,520
Value of shares redeemed	(827,151)	(2,321,459)	(2,584,645)	(8,512,370)
Class A Shares capital transactions	548,314	(1,170,089)	1,089,381	(4,459,921)

Class B Shares:
Proceeds from shares issued	68,114	222,109	658	670,001
Dividends reinvested	337,771	—	1,079,533	166,080
Value of shares redeemed	(640,280)	(1,586,642)	(1,692,992)	(4,094,807)
Class B Shares capital transactions	(234,395)	(1,364,533)	(612,801)	(3,258,726)

Class C Shares:
Proceeds from shares issued	227,002	216,625	552,972	1,158,773
Dividends reinvested	104,719	—	388,793	58,220
Value of shares redeemed	(245,376)	(583,392)	(734,047)	(2,321,660)
Class C Shares capital transactions	86,345	(366,767)	207,718	(1,104,667)
Change in net assets resulting from capital transactions	$400,264	$(2,901,389)	$684,298	$(8,823,314)

SHARE TRANSACTIONS:
Class A Shares:
Issued	42,141	80,079	102,533	264,663
Reinvested	49,118	2,391	165,449	40,135
Redeemed	(54,925)	(163,112)	(189,237)	(636,383)
Change in Class A Shares	36,334	(80,642)	78,745	(331,585)

Class B Shares:
Issued	4,669	16,573	35	50,599
Reinvested	23,692	—	79,275	12,975
Redeemed	(44,526)	(119,259)	(122,506)	(306,391)
Change in Class B Shares	(16,165)	(102,686)	(43,196)	(242,817)

Class C Shares:
Issued	15,865	15,890	40,204	86,274
Reinvested	7,371	—	28,509	4,545
Redeemed	(17,314)	(43,405)	(53,588)	(172,661)
Change in Class C Shares	5,922	(27,515)	15,125	(81,842)

24 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Moderate Strategy Fund		Conservative Strategy Fund
	For the six		For the six
	months	For the	months	For the
	Ended	year ended	Ended	year ended
	April 30,	October 31,	April 30,	October 31,
	2014	2013	2014	2013
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$288,561	$689,015	$101,104	$297,333
Net realized gains (losses) from investments	1,292,353	2,229,529	593,020	792,940
Change in unrealized appreciation/depreciation on investments	(156,267)	1,569,262	(152,751)	182,798
Change in net assets resulting from operations	1,424,647	4,487,806	541,373	1,273,071

Dividends:
Net investment income:
Class A Shares	(295,054)	(535,629)	(97,550)	(210,889)
Class B Shares	(126,310)	(246,797)	(68,005)	(148,678)
Class C Shares	(36,506)	(55,954)	(25,949)	(43,828)

Net realized gains:
Class A Shares	(956,549)	—	(266,455)	—
Class B Shares	(588,364)	—	(261,544)	—
Class C Shares	(166,900)	—	(99,233)	—
Change in net assets resulting from shareholder dividends	(2,169,683)	(838,380)	(818,736)	(403,395)
Change in net assets resulting from capital transactions	122,408	(5,581,708)	(1,023,310)	(1,590,952)
Change in net assets	(622,628)	(1,932,282)	(1,300,673)	(721,276)

Net Assets:
Beginning of period	44,186,098	46,118,380	21,919,106	22,640,382
End of period	$43,563,470	$44,186,098	$20,618,433	$21,919,106
Accumulated net investment income (loss)	$(98,147)	$71,162	$(44,111)	$46,289

See notes to financial statements.	HSBC WORLD SELECTION FUNDS	25

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Moderate Strategy Fund		Conservative Strategy Fund
	For the six		For the six
	months	For the	months	For the
	Ended	year ended	Ended	year ended
	April 30,	October 31,	April 30,	October 31,
	2014	2013	2014	2013
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$1,989,810	$3,831,691	$606,573	$1,655,437
Dividends reinvested	1,234,753	523,791	352,074	198,276
Value of shares redeemed	(1,914,816)	(6,879,650)	(1,149,900)	(2,914,887)
Class A Shares capital transactions	1,309,747	(2,524,168)	(191,253)	(1,061,174)

Class B Shares:
Proceeds from shares issued	73,568	893,722	43	981,218
Dividends reinvested	697,136	241,511	322,985	142,306
Value of shares redeemed	(2,185,965)	(4,683,399)	(1,347,752)	(2,079,054)
Class B Shares capital transactions	(1,415,261)	(3,548,166)	(1,024,724)	(955,530)

Class C Shares:
Proceeds from shares issued	579,925	1,491,199	492,407	1,262,554
Dividends reinvested	200,280	53,892	121,049	42,276
Value of shares redeemed	(552,283)	(1,054,465)	(420,789)	(879,078)
Class C Shares capital transactions	227,922	490,626	192,667	425,752
Change in net assets resulting from capital transactions	$122,408	$(5,581,708)	$(1,023,310)	$(1,590,952)

SHARE TRANSACTIONS:
Class A Shares:
Issued	158,956	309,439	51,905	141,736
Reinvested	99,245	42,928	30,442	17,175
Redeemed	(153,137)	(556,132)	(98,273)	(249,249)
Change in Class A Shares	105,064	(203,765)	(15,926)	(90,338)

Class B Shares:
Issued	5,836	72,673	—	85,320
Reinvested	56,162	19,864	28,338	12,485
Redeemed	(174,668)	(378,804)	(116,839)	(180,032)
Change in Class B Shares	(112,670)	(286,267)	(88,501)	(82,227)

Class C Shares:
Issued	47,523	123,399	41,511	106,168
Reinvested	16,630	4,542	10,304	3,602
Redeemed	(45,548)	(87,560)	(35,486)	(74,185)
Change in Class C Shares	18,605	40,381	16,329	35,585

26	HSBC WORLD SELECTION FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Income Strategy Fund
	For the six
	months	For the
	Ended	year ended
	April 30,	October 31,
	2014	2013
	(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$8,589	$12,996
Net realized gains (losses) from investments	11,491	31,998
Change in unrealized appreciation/depreciation on investments	6,264	(20,007)
Change in net assets resulting from operations	26,344	24,987

Dividends:
Net investment income:
Class A Shares	(3,106)	(9,746)
Class B Shares	(2,713)	(8,155)
Class C Shares	(4,177)	(6,165)

Net realized gains:
Class A Shares	(5,792)	(1,059)
Class B Shares	(7,485)	(1,181)
Class C Shares	(11,635)	(842)
Change in net assets resulting from shareholder dividends	(34,908)	(27,148)
Change in net assets resulting from capital transactions	(20,605)	441,756
Change in net assets	(29,169)	439,595

Net Assets:
Beginning of period	1,356,479	916,884
End of period	$1,327,310	$1,356,479
Accumulated net investment income (loss)	$(1,410)	$(3)

See notes to financial statements.	HSBC WORLD SELECTION FUNDS	27

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Income Strategy Fund
	For the six
	months	For the
	Ended	year ended
	April 30,	October 31,
	2014	2013
	(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$13,601	$104,917
Dividends reinvested	8,890	10,780
Value of shares redeemed	(28,132)	(141,000)
Class A Shares capital transactions	(5,641)	(25,303)

Class B Shares:
Proceeds from shares issued	—	65,346
Dividends reinvested	9,574	8,530
Value of shares redeemed	(4,004)	(17,586)
Class B Shares capital transactions	5,570	56,290

Class C Shares:
Proceeds from shares issued	68,488	505,835
Dividends reinvested	15,636	6,873
Value of shares redeemed	(104,658)	(101,939)
Class C Shares capital transactions	(20,534)	410,769
Change in net assets resulting from capital transactions	$(20,605)	$441,756

SHARE TRANSACTIONS:
Class A Shares:
Issued	1,331	10,151
Reinvested	880	1,048
Redeemed	(2,774)	(13,472)
Change in Class A Shares	(563)	(2,273)

Class B Shares:
Issued	—	6,335
Reinvested	951	830
Redeemed	(400)	(1,693)
Change in Class B Shares	551	5,472

Class C Shares:
Issued	6,721	49,258
Reinvested	1,553	670
Redeemed	(10,326)	(9,936)
Change in Class C Shares	(2,052)	39,992

28 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

AGGRESSIVE STRATEGY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends						Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)		Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b)(d)
CLASS A SHARES
Year Ended October 31, 2009	$8.62	$0.01	$1.57	$1.58	$—	$—	$—	$10.20	18.33	%(e)	$5,426	1.50%	0.09%		2.16%	53%
Year Ended October 31, 2010	10.20	0.03	1.80	1.83	—	—	—	12.03	17.94	%(f)	7,886	1.50%	0.24%		2.00%	50%
Year Ended October 31, 2011	12.03	0.10	(0.07)	0.03	(0.10)	—	(0.10)	11.96	0.20	%(g)	9,217	1.50%	0.77%		1.61%	71%
Year Ended October 31, 2012	11.96	0.02	0.89	0.91	(0.10)	—	(0.10)	12.77	7.72%		10,136	1.50%	0.16%		1.66%	71%
Year Ended October 31, 2013	12.77	0.12	2.73	2.85	(0.04)	—	(0.04)	15.58	22.38%		11,106	1.50%	0.86%		1.50%	37%
Six Months Ended
April 30, 2014 (Unaudited)	15.58	0.06	0.57	0.63	(0.17)	(0.87)	(1.04)	15.17	4.16%		11,367	1.44%	0.87%		1.44%	13%
CLASS B SHARES
Year Ended October 31, 2009	$8.39	$(0.06)	$1.53	$1.47	$—	$—	$—	$9.86	17.52	%(e)	$3,767	2.25%	(0.66)%		2.91%	53%
Year Ended October 31, 2010	9.86	(0.05)	1.73	1.68	—	—	—	11.54	17.04	%(f)	5,519	2.25%	(0.51)%		2.75%	50%
Year Ended October 31, 2011	11.54	— (h)	(0.06)	(0.06)	(0.03)	—	(0.03)	11.45	(0.53	)%(g)	6,750	2.25%	0.02%		2.36%	71%
Year Ended October 31, 2012	11.45	(0.07)	0.85	0.78	(0.01)	—	(0.01)	12.22	6.87%		5,870	2.25%	(0.57)%		2.40%	71%
Year Ended October 31, 2013	12.22	0.10	2.61	2.62	—	—	—	14.84	21.44%		5,604	2.25%	0.11%		2.25%	37%
Six Months Ended
April 30, 2014 (Unaudited)	14.84	0.01	0.54	0.55	(0.06)	(0.87)	(0.93)	14.46	3.81%		5,226	2.19%	0.15%		2.19%	13%
CLASS C SHARES
Year Ended October 31, 2009	$8.39	$(0.05)	$1.51	$1.46	$—	$—	$—	$9.85	17.40	%(e)	$289	2.25%	(0.59)%		2.93%	53%
Year Ended October 31, 2010	9.85	(0.05)	1.73	1.68	—	—	—	11.53	17.06%		698	2.25%	(0.47)%		2.76%	50%
Year Ended October 31, 2011	11.53	— (h)	(0.05)	(0.05)	(0.05)	—	(0.05)	11.43	(0.46	)%(f)	1,884	2.25%	—	%(i)	2.35%	71%
Year Ended October 31, 2012	11.43	(0.07)	0.85	0.78	(0.04)	—	(0.04)	12.17	6.83	%(g)	1,713	2.25%	(0.56)%		2.40%	71%
Year Ended October 31, 2013	12.17	0.02	2.59	2.61	—	—	—	14.78	21.45%		1,673	2.25%	0.12%		2.25%	37%
Six Months Ended
April 30, 2014 (Unaudited)	14.78	0.01	0.53	0.54	(0.06)	(0.87)	(0.93)	14.39	3.80%		1,714	2.19%	0.13%		2.19%	13%

*

The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Portfolios, the Fund does not include expenses of the affiliated and unaffiliated investment companies, in which the Fund invests.

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	During the year ended October 31, 2009, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.11%, 0.11% and 0.11% for Class A Shares, Class B Shares and Class C Shares, respectively.
(f)	During the year ended October 31, 2010, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.09%, 0.09% and 0.09% for Class A Shares, Class B Shares and Class C Shares, respectively.
(g)	During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.08%, 0.08% and 0.08% for Class A Shares, Class B Shares and Class C Shares, respectively.
(h)	Rounds to less than $0.01 or $(0.01).
(i)	Rounds to less than 0.005% or (0.005)%.

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 29

BALANCED STRATEGY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends						Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b)(d)
CLASS A SHARES
Year Ended October 31, 2009	$8.81	$0.07	$1.55	$1.62	$(0.09)	$—	$(0.09)	$10.34	18.66	%(e)	$15,304	1.50%	0.84%	1.57%	48%
Year Ended October 31, 2010	10.34	0.19	1.64	1.83	(0.08)	—	(0.08)	12.09	17.79	%(f)	21,642	1.25%	1.72%	1.30%	53%
Year Ended October 31, 2011	12.09	0.32	(0.06)	0.26	(0.28)	—	(0.28)	12.07	2.08	%(g)	28,262	1.12%	2.60%	1.14%	74%
Year Ended October 31, 2012	12.07	0.23	0.75	0.98	(0.39)	—	(0.39)	12.66	8.51%		29,490	1.15%	1.89%	1.15%	62%
Year Ended October 31, 2013	12.66	0.25	1.71	1.96	(0.23)	—	(0.23)	14.39	15.76%		28,746	1.04%	1.79%	1.04%	35%
Six Months Ended
April 30, 2014 (Unaudited)	14.39	0.11	0.46	0.57	(0.28)	(0.86)	(1.14)	13.82	4.19%		28,691	1.07%	1.68%	1.07%	13%
CLASS B SHARES
Year Ended October 31, 2009	$8.76	$0.01	$1.55	$1.56	$(0.01)	$—	$(0.01)	$10.31	17.80	%(e)	$11,196	2.25%	0.07%	2.31%	48%
Year Ended October 31, 2010	10.31	0.11	1.64	1.75	(0.01)	—	(0.01)	12.05	17.01	%(f)	15,593	2.00%	0.97%	2.05%	53%
Year Ended October 31, 2011	12.05	0.23	(0.07)	0.16	(0.20)	—	(0.20)	12.01	1.30	%(g)	18,799	1.87%	1.85%	1.90%	74%
Year Ended October 31, 2012	12.01	0.14	0.75	0.89	(0.30)	—	(0.30)	12.60	7.66%		16,805	1.91%	1.18%	1.91%	62%
Year Ended October 31, 2013	12.60	0.15	1.71	1.86	(0.13)	—	(0.13)	14.33	14.89%		15,633	1.80%	1.05%	1.80%	35%
Six Months Ended
April 30, 2014 (Unaudited)	14.33	0.06	0.46	0.52	(0.17)	(0.86)	(1.03)	13.82	3.83%		14,473	1.82%	0.93%	1.82%	13%
CLASS C SHARES
Year Ended October 31, 2009	$8.80	$0.01	$1.55	$1.56	$(0.01)	$—	$(0.01)	$10.35	17.81	%(e)	$1,507	2.25%	0.06%	2.30%	48%
Year Ended October 31, 2010	10.35	0.12	1.63	1.75	(0.01)	—	(0.01)	12.09	16.96	%(f)	3,497	2.01%	1.04%	2.06%	53%
Year Ended October 31, 2011	12.09	0.23	(0.07)	0.16	(0.21)	—	(0.21)	12.04	1.25	%(g)	6,427	1.87%	1.85%	1.90%	74%
Year Ended October 31, 2012	12.04	0.14	0.76	0.90	(0.32)	—	(0.32)	12.62	7.77%		5,908	1.91%	1.18%	1.91%	62%
Year Ended October 31, 2013	12.62	0.15	1.71	1.86	(0.13)	—	(0.13)	14.35	14.87%		5,544	1.80%	1.04%	1.80%	35%
Six Months Ended
April 30, 2014 (Unaudited)	14.35	0.06	0.46	0.52	(0.17)	(0.86)	(1.03)	13.84	3.83%		5,554	1.82%	0.93%	1.82%	13%

*

The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Portfolios, the Fund does not include expenses of the affiliated and unaffiliated investment companies, in which the Fund invests.

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	During the year ended October 31, 2009, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.11%, 0.11% and 0.11% for Class A Shares, Class B Shares and Class C Shares, respectively.
(f)	During the year ended October 31, 2010, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.07%, 0.07% and 0.07% for Class A Shares, Class B Shares and Class C Shares, respectively.
(g)	During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%, 0.06% and 0.06% for Class A Shares, Class B Shares and Class C Shares, respectively.

30 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

MODERATE STRATEGY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends						Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b)(d)
CLASS A SHARES
Year Ended October 31, 2009	$8.69	$0.13	$1.39	$1.52	$(0.12)	$—	$(0.12)	$10.09	17.75	%(e)	$15,909	1.44%	1.47%	1.49%	41%
Year Ended October 31, 2010	10.09	0.25	1.38	1.63	(0.24)	—	(0.24)	11.48	16.39	%(f)	18,921	1.14%	2.33%	1.19%	67%
Year Ended October 31, 2011	11.48	0.37	(0.12)	0.25	(0.44)	—	(0.44)	11.29	2.19	%(g)	23,719	1.06%	3.16%	1.09%	63%
Year Ended October 31, 2012	11.29	0.26	0.65	0.91	(0.32)	—	(0.32)	11.88	8.24%		25,175	1.16%	2.30%	1.16%	61%
Year Ended October 31, 2013	11.88	0.23	1.04	1.27	(0.27)	—	(0.27)	12.88	10.80%		24,671	1.08%	1.86%	1.08%	30%
Six Months Ended
April 30, 2014 (Unaudited)	12.88	0.10	0.34	0.44	(0.15)	(0.50)	(0.65)	12.67	3.58%		25,585	1.11%	1.65%	1.11%	11%
CLASS B SHARES
Year Ended October 31, 2009	$8.69	$0.06	$1.39	$1.45	$(0.06)	$—	$(0.06)	$10.08	16.82	%(e)	$14,230	2.19%	0.71%	2.24%	41%
Year Ended October 31, 2010	10.08	0.17	1.38	1.55	(0.17)	—	(0.17)	11.46	15.61	%(f)	18,362	1.89%	1.59%	1.94%	67%
Year Ended October 31, 2011	11.46	0.28	(0.10)	0.18	(0.36)	—	(0.36)	11.28	1.51	%(g)	20,323	1.81%	2.40%	1.84%	63%
Year Ended October 31, 2012	11.28	0.19	0.63	0.82	(0.23)	—	(0.23)	11.87	7.43%		17,615	1.92%	1.64%	1.92%	61%
Year Ended October 31, 2013	11.87	0.14	1.04	1.18	(0.18)	—	(0.18)	12.87	10.04%		15,407	1.83%	1.12%	1.83%	30%
Six Months Ended
April 30, 2014 (Unaudited)	12.87	0.06	0.33	0.39	(0.11)	(0.50)	(0.61)	12.65	3.13%		13,718	1.86%	0.92%	1.86%	11%
CLASS C SHARES
Year Ended October 31, 2009	$8.49	$0.06	$1.35	$1.41	$(0.06)	$—	$(0.06)	$9.84	16.75	%(e)	$1,488	2.19%	0.72%	2.24%	41%
Year Ended October 31, 2010	9.84	0.17	1.35	1.52	(0.18)	—	(0.18)	11.18	15.55	%(f)	2,544	1.90%	1.59%	1.95%	67%
Year Ended October 31, 2011	11.18	0.27	(0.11)	0.16	(0.36)	—	(0.36)	10.98	1.42	%(g)	3,859	1.81%	2.40%	1.84%	63%
Year Ended October 31, 2012	10.98	0.18	0.62	0.80	(0.23)	—	(0.23)	11.55	7.49%		3,329	1.91%	1.64%	1.91%	61%
Year Ended October 31, 2013	11.55	0.13	1.01	1.14	(0.19)	—	(0.19)	12.50	9.96%		4,109	1.83%	1.10%	1.83%	30%
Six Months Ended
April 30, 2014 (unaudited)	12.50	0.06	0.32	0.38	(0.11)	(0.50)	(0.61)	12.27	3.16%		4,260	1.86%	0.92%	1.86%	11%

*

The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Portfolios, the Fund does not include expenses of the affiliated and unaffiliated investment companies, in which the Fund invests.

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	During the year ended October 31, 2009, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.09%, 0.09% and 0.09% for Class A Shares, Class B Shares and Class C Shares, respectively.
(f)	During the year ended October 31, 2010, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%, 0.06% and 0.06% for Class A Shares, Class B Shares and Class C Shares, respectively.
(g)	During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%, 0.04% and 0.04% for Class A Shares, Class B Shares and Class C Shares, respectively.

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 31

CONSERVATIVE STRATEGY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities									Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b)(d)
CLASS A SHARES
Year Ended October 31, 2009	$8.84	$0.14	$1.16	$1.30	$(0.13)	$—	$(0.13)	$10.01	14.95	%(e)	$5,059	1.50%	1.53%	1.62%	34%
Year Ended October 31, 2010	10.01	0.26	1.11	1.37	(0.23)	—	(0.23)	11.15	13.86	%(f)	7,139	1.38%	2.42%	1.43%	78%
Year Ended October 31, 2011	11.15	0.36	(0.10)	0.26	(0.46)	—	(0.46)	10.95	2.40	%(g)	8,946	1.19%	3.21%	1.22%	54%
Year Ended October 31, 2012	10.95	0.27	0.58	0.85	(0.33)	—	(0.33)	11.47	8.00%		9,933	1.34%	2.40%	1.34%	59%
Year Ended October 31, 2013	11.47	0.20	0.51	0.71	(0.25)	—	(0.25)	11.93	6.28%		9,255	1.26%	1.75%	1.26%	31%
Six Months Ended
April 30, 2014 (Unaudited)	11.93	0.08	0.25	0.33	(0.13)	(0.35)	(0.48)	11.78	2.84%		8,953	1.33%	1.40%	1.33%	10%
CLASS B SHARES
Year Ended October 31, 2009	$8.76	$0.07	$1.15	$1.22	$(0.07)	$—	$(0.07)	$9.91	14.05	%(e)	$4,907	2.25%	0.77%	2.38%	34%
Year Ended October 31, 2010	9.91	0.17	1.10	1.27	(0.16)	—	(0.16)	11.02	12.94	%(f)	7,411	2.14%	1.68%	2.19%	78%
Year Ended October 31, 2011	11.02	0.27	(0.09)	0.18	(0.38)	—	(0.38)	10.82	1.68	%(g)	8,995	1.94%	2.46%	1.97%	54%
Year Ended October 31, 2012	10.82	0.18	0.58	0.76	(0.25)	—	(0.25)	11.33	7.21%		9,810	2.10%	1.67%	2.10%	59%
Year Ended October 31, 2013	11.33	0.12	0.50	0.62	(0.18)	—	(0.18)	11.77	5.50%		9,222	2.01%	1.00%	2.01%	31%
Six Months Ended
April 30, 2014 (Unaudited)	11.77	0.04	0.24	0.28	(0.09)	(0.35)	(0.44)	11.61	2.47%		8,070	2.08%	0.66%	2.08%	10%
CLASS C SHARES
Year Ended October 31, 2009	$9.00	$0.07	$1.18	$1.25	$(0.07)	$—	$(0.07)	$10.18	13.97	%(e)	$485	2.25%	0.78%	2.37%	34%
Year Ended October 31, 2010	10.18	0.18	1.14	1.32	(0.17)	—	(0.17)	11.33	13.07	%(f)	1,323	2.16%	1.71%	2.21%	78%
Year Ended October 31, 2011	11.33	0.28	(0.10)	0.18	(0.39)	—	(0.39)	11.12	1.57	%(g)	2,486	1.94%	2.49%	1.96%	54%
Year Ended October 31, 2012	11.12	0.19	0.60	0.79	(0.25)	—	(0.25)	11.66	7.28%		2,897	2.08%	1.69%	2.08%	59%
Year Ended October 31, 2013	11.66	0.12	0.52	0.64	(0.18)	—	(0.18)	12.12	5.53%		3,442	2.01%	0.98%	2.01%	31%
Six Months Ended
April 30, 2014 (Unaudited)	12.12	0.04	0.25	0.29	(0.09)	(0.35)	(0.44)	11.97	2.49%		3,595	2.08%	0.65%	2.08%	10%

*

The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Portfolios, the Fund does not include expenses of the affiliated and unaffiliated investment companies, in which the Fund invests.

(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	During the year ended October 31, 2009, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.08%, 0.08% and 0.08% for Class A Shares, Class B Shares and Class C Shares, respectively.
(f)	During the year ended October 31, 2010, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.05%, 0.05% and 0.05% for Class A Shares, Class B Shares and Class C Shares, respectively.
(g)	During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.02%, 0.02% and 0.02% for Class A Shares, Class B Shares and Class C Shares, respectively.

32 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

INCOME STRATEGY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return (b)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b)(d)
CLASS A SHARES
Period Ended October 31, 2012(e)	$10.00	$0.10	$0.40	$0.50	$(0.07)	$—	$(0.07)	$10.43	5.02%	$337	1.50%	1.58%	29.67%	31%
Year Ended October 31, 2013	10.43	0.18	0.08	0.26	(0.30)	(0.03)	(0.33)	10.36	2.57%	311	1.50%	1.72%	13.61%	48%
Six Months Ended
April 30, 2014 (Unaudited)	10.36	0.10	0.14	0.24	(0.11)	(0.19)	(0.30)	10.30	2.38%	304	1.50%	1.90%	10.96%	15%
CLASS B SHARES
Period Ended October 31, 2012(e)	$10.00	$0.06	$0.39	$0.45	$(0.04)	$—	$(0.04)	$10.41	4.52%	$348	2.25%	0.89%	26.84%	31%
Year Ended October 31, 2013	10.41	0.10	0.08	0.18	(0.22)	(0.03)	(0.25)	10.34	1.81%	402	2.25%	0.97%	14.39%	48%
Six Months Ended
April 30, 2014 (Unaudited)	10.34	0.06	0.14	0.20	(0.07)	(0.19)	(0.26)	10.28	2.01%	406	2.25%	1.15%	11.71%	15%
CLASS C SHARES
Period Ended October 31, 2012(e)	$10.00	$0.06	$0.39	$0.45	$(0.04)	$—	$(0.04)	$10.41	4.47%	$232	2.25%	0.90%	27.00%	31%
Year Ended October 31, 2013	10.41	0.09	0.09	0.18	(0.23)	(0.03)	(0.26)	10.33	1.75%	643	2.25%	0.84%	14.49%	48%
Six Months Ended
April 30, 2014 (Unaudited)	10.33	0.06	0.14	0.20	(0.07)	(0.19)	(0.26)	10.27	2.01%	618	2.25%	1.15%	11.71%	15%

*	The expense ratios reflected do not include expenses of the affiliated and unaffiliated investment companies, in which the Fund invests.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without the distinguishing between the classes of shares issued.
(e)	Commenced operations on March 20, 2012.

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 33

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2014 (Unaudited)

1. Organization:

     The HSBC Funds (the “Trust’’), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the “Act’’), as an open-end management investment company. As of April 30, 2014, the Trust is composed of 15 separate operational funds, each a series of the HSBC Family of Funds, which also includes the HSBC Advisor Funds Trust and the HSBC Portfolios (collectively the “Trusts’’). The accompanying financial statements are presented for the following five funds (individually a “Fund,’’ collectively the “Funds” or the “World Selection Funds’’):

Fund
Aggressive Strategy Fund
Balanced Strategy Fund
Moderate Strategy Fund
Conservative Strategy Fund
Income Strategy Fund

     All of the World Selection Funds are diversified funds. Financial statements for all other funds of the Trusts are published separately.

     The World Selection Funds, excluding the Income Strategy Fund, (collectively the “World Selection Feeder Funds”), currently invest in the HSBC Growth Portfolio and HSBC Opportunity Portfolio (individually a “Portfolio,” collectively the “Portfolios”), each of which is a diversified series of the HSBC Portfolios (the “Portfolio Trust”). The Portfolios operate as master funds in master-feeder arrangements in addition to receiving investments from the World Selection Feeder Funds.

     The financial statements of the Portfolios, including the Schedules of Portfolio Investments, are included elsewhere in this report. The financial statements of the Portfolios should be read in conjunction with the financial statements of the World Selection Feeder Funds.

	Proportionate	Proportionate
	Ownership Interest	Ownership Interest
	in HSBC Growth Portfolio	in HSBC Opportunity Portfolio
	on April 30, 2014 (%)	on April 30, 2014 (%)
Aggressive Strategy Fund	1.6	0.3
Balanced Strategy Fund	3.0	0.6
Moderate Strategy Fund	1.8	0.4
Conservative Strategy Fund	0.6	0.1

     Each of the World Selection Funds is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”) (the “Affiliated Underlying Funds”), as well as mutual funds managed by other investment advisers and exchange-traded funds (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). Each World Selection Fund may also purchase and hold Exchange Traded Notes (“ETNs”), which are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset. The Underlying Funds may include private equity funds and real estate funds that are organized as mutual funds or Exchange Traded Funds (“ETFs”). Each World Selection Fund invests according to the investment objectives and strategies described in its Prospectus.

     The World Selection Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $ 0.001 per share. Each Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. Class A Shares of the World Selection Funds (except, the Income Strategy Fund) have a

34       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2014 (Unaudited) (continued)

maximum sales charge of 5.00% as a percentage of the original purchase price. The Class A Shares of the Income Strategy Fund have a maximum sales charge of 4.75% as a percentage of the original purchase price. Class B Shares of the World Selection Funds are offered without any front-end sales charge, but will be subject to a contingent deferred sales charge (“CDSC”) ranging from a maximum of 4.00% if redeemed less than one year after purchase to 0.00% if redeemed more than four years after purchase. Class C Shares of the World Selection Funds are offered without any front-end sales charge, but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. Each class of shares in the World Selection Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares. Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment.

     Under the Trust’s organizational documents, the World Selection Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the World Selection Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, which also provide for indemnifications by the World Selection Funds. The World Selection Funds’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the World Selection Funds. However, based on experience, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the World Selection Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP’’). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

     The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds. The World Selection Feeder Funds record their investments in the Portfolios at fair value. The underlying securities of the Portfolios are recorded at fair value, as more fully discussed in the notes to those financial statements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value in funds or Portfolios in which the World Selection Funds are invested are described in their respective notes to financial statements. Valuation techniques employed by the World Selection Funds are further described in Note 3 below.

Investment Transactions and Related Income:

     The World Selection Feeder Funds record daily their proportionate income, expenses, unrealized appreciation and depreciation and realized gains and losses derived from their respective Portfolios. Dividend income is recorded on the ex- dividend date for the Underlying Funds. Changes in holdings of the Underlying Funds for each World Selection Fund are reflected not later than one business day after trade date. However, for financial reporting purposes, changes in holdings of the Underlying Funds are accounted for on trade date. In addition, the World Selection Funds accrue their own expenses daily.

Allocations:

     Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the applicable series within the Trusts in relation to the net assets of each fund or on another reasonable basis. Class-specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class-specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

HSBC WORLD SELECTION FUNDS       35

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2014 (Unaudited) (continued)

Dividends to Shareholders:

     Dividends to shareholders from net investment income, if any, are declared and distributed monthly in the case of the Income Strategy Fund, quarterly in the case of the Moderate Strategy Fund and Conservative Strategy Fund, and annually in the case of the Aggressive Strategy Fund and Balanced Strategy Fund.

     The World Selection Funds’ net realized gains, if any, are distributed to shareholders at least annually. Additional distributions are also made to the World Selection Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

     The amount and character of net investment income and net realized gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss, and certain distributions), such amounts are reclassified within the composition of net assets; temporary differences (e.g., wash losses and post-October loss deferrals) do not require reclassification. The World Selection Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

     Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company’’ under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

     Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

3. Investment Valuation Summary:

     The valuation techniques employed by the World Selection Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the World Selection Funds’ investments are summarized in the three broad levels listed below:

  Level 1: quoted prices in active markets for identical assets

  Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3: significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

     Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

     The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds and are typically categorized as Level 1 in the fair value hierarchy. The World Selection Feeder Funds record their investments in their respective Portfolios at fair value and are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolios are recorded at fair value, as discussed more fully in the Notes to Financial Statements of the Portfolios included elsewhere in this report.

36       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2014 (Unaudited) (continued)

     For the period ended April 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

     The following is a summary of the valuation inputs used as of April 30, 2014 in valuing the World Selection Funds’ investments based upon the three levels defined above:

	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Aggressive Strategy Fund
Investment Securities:
Affiliated Investment Companies	277,153	—	—	277,153
Affiliated Portfolios(a)	—	2,106,918	—	2,106,918
Unaffiliated Investment Companies	8,117,730	—	—	8,117,730
Exchange Traded Funds	7,972,819	—	—	7,972,819
Total Investment Securities	16,367,702	2,106,918	—	18,474,620

Balanced Strategy Fund
Investment Securities:
Affiliated Investment Companies	5,237,921	—	—	5,237,921
Affiliated Portfolios(a)	—	4,014,972	—	4,014,972
Unaffiliated Investment Companies	23,648,043	—	—	23,648,043
Exchange Traded Funds	15,979,262	—	—	15,979,262
Total Investment Securities	44,865,226	4,014,972	—	48,880,198

Moderate Strategy Fund
Investment Securities:
Affiliated Investment Companies	5,507,898	—	—	5,507,898
Affiliated Portfolios(a)	—	2,435,783	—	2,435,783
Unaffiliated Investment Companies	24,911,802	—	—	24,911,802
Exchange Traded Funds	10,773,925	—	—	10,773,925
Total Investment Securities	41,193,625	2,435,783	—	43,629,408

Conservative Strategy Fund
Investment Securities:
Affiliated Investment Companies	2,648,278	—	—	2,648,278
Affiliated Portfolios(a)	—	710,539	—	710,539
Unaffiliated Investment Companies	13,922,526	—	—	13,922,526
Exchange Traded Funds	3,451,985	—	—	3,451,985
Total Investment Securities	20,022,789	710,539	—	20,733,328

Income Strategy Fund
Investment Securities:
Affiliated Investment Companies	142,630	—	—	142,630
Unaffiliated Investment Companies	1,172,506	—	—	1,172,506
Exchange Traded Funds	12,997	—	—	12,997
Total Investment Securities	1,328,133	—	—	1,328,133
____________________

(a)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds' master-feeder structure, the inputs used to value these instruments are categorized as Level 2.

HSBC WORLD SELECTION FUNDS       37

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2014 (Unaudited) (continued)

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

     HSBC Global Asset Management (USA), Inc. (“HSBC” or the “Investment Adviser”), a wholly-owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the World Selection Funds. As Investment Adviser, HSBC manages the investments of the World Selection Funds and continuously reviews, supervises and administers the World Selection Funds’ investments pursuant to an Investment Advisory Contract. For its services as Investment Adviser, HSBC is entitled to receive a fee, computed daily and paid monthly, based on average daily net assets, at an annual rate of 0.25% for each Fund.

Administration:

     HSBC serves the World Selection Funds as Administrator. Under the terms of the Administration Agreement, HSBC received from the World Selection Funds (as well as other funds in the Trusts combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Combined Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

     The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts. The total administration fee paid to HSBC is allocated to each series of the Trusts based upon its proportionate share of the aggregate net assets of the Trusts. For assets invested in the Portfolios by World Selection Feeder Funds, the Portfolios pay half of the administration fee and the World Selection Feeder Funds pay half, for a combination of the total fee rate set forth above. Certain administration fees of the Portfolios also may be reduced by treating them as apportioned in part to other funds making investments in the Portfolios in master-feeder structures. An amount equal to 50% of the administration fee is deemed to be class specific.

     Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi’’), a wholly-owned subsidiary of Citigroup, Inc., serves as the Sub-Administrator for the Trusts subject to the general supervision by the Trusts’ Board of Trustees (the “Board’’) and HSBC. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above subject to certain reductions associated with services provided to new funds minus 0.02%, which is retained by HSBC.

     Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement’’), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO’’). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $146,606 for the period ended April 30, 2014, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.’’ Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

Distribution Arrangements:

     Foreside Distribution Services, L.P. (“Foreside”), a wholly-owned subsidiary of Foreside Financial Group LLC, serves the Trust as Distributor (the “Distributor’’). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan’’) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00%, and 1.00% of the average daily net assets of Class A Shares (currently not being charged), Class B Shares (currently charging 0.75%), and Class C Shares (currently charging 0.75%) of the World Selection Funds, respectively. For the period ended April 30, 2014, Foreside, as Distributor, also received

38       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2014 (Unaudited) (continued)

$115,659, $0, and $21,989 in commissions from sales of the Trusts, for Class A Shares, Class B Shares, and Class C Shares, respectively of which $23, $0, and $0 were reallocated to HSBC-affiliated brokers and dealers, for Class A Shares, Class B Shares, and Class C Shares, respectively.

Shareholder Servicing:

     The Trust has adopted a Shareholder Services Plan which provides for payments to shareholder servicing agents (which currently consist of HSBC and its affiliates) for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of each of the Class A Shares, Class B Shares and Class C Shares of the World Selection Funds. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan currently will not exceed, in the aggregate, 0.25% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B Shares and Class C Shares.

Fund Accounting and Transfer Agency:

     Citi provides fund accounting and transfer agency services for each Fund. As transfer agent, Citi receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. As fund accountant, Citi receives an annual fee per Fund and share class, subject to minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. Citi receives additional fees paid by the Trust for blue sky exemption services.

Independent Trustees:

     The Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $10,000 for each regular meeting of the Board of Trustees attended and a fee of $ 3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $ 3,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $ 6,000. The Trusts also pay the Chairman of the Board an additional annual retainer of $24,000. In addition, for time expended on Board duties outside normal meetings, which is authorized by the Board, a Trustee is compensated at the rate of $ 500 per hour, up to a maximum of $ 3,000 per day.

Fee Reductions:

     The Investment Adviser has agreed to contractually limit through March 1, 2015 the total annual expenses, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Funds’ investments in investment companies other than the HSBC Growth Portfolio and the HSBC Opportunity Portfolio. Each Fund Class has its own expense limitation based on the average daily net assets for any full fiscal year as follows: Class A Shares 1.50%, Class B Shares 2.25%, Class C Shares 2.25%.

     Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the period ended April 30, 2014, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of April 30, 2014, the repayments that may potentially be made by the Funds are as follows:

Fund	2017($)	2016($)	2015($)	2014($)	Total($)
Aggressive Strategy Fund	—	421	27,768	19,298	47,487
Income Strategy Fund	61,442	121,636	77,417	N/A	260,495
____________________

*	The year listed above the amounts is the fiscal year ending in which the amounts will no longer be able to be recouped.

HSBC WORLD SELECTION FUNDS       39

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2014 (Unaudited) (continued)

     The Administrator and Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be stopped at any time. Amounts waived/reimbursed by the Investment Adviser, Administrator, and Citi are reported separately on the Statements of Operations, as applicable.

Affiliated Transactions:

     A summary of each Fund’s investment in affiliated investment companies (excluding investments in the Affiliated Portfolios) for the period ended April 30, 2014 is as follows:

				Net	Change in
			Proceeds	Capital and	Unrealized
	Value	Purchases	from	Realized	Appreciation	Value	Dividend
	10/31/13	at Cost	Sales	Gain(Loss)	(Depreciation)	4/30/14	Income
Aggressive Strategy Fund
HSBC Prime Money Market Fund - Class I	$42,491	$470,409	$(372,907)	$—	—	$139,993	$27
HSBC Emerging Markets Debt Fund - Class I	223,608	12,789	(94,446)	(1,568)	(3,223)	137,160	3,936

Balanced Strategy Fund
HSBC Prime Money Market Fund - Class I	188,332	1,540,615	(845,682)	—	—	883,265	131
HSBC Emerging Markets Debt Fund - Class I	3,476,695	1,073,469	(934,018)	(48,163)	24,883	3,592,866	77,534
HSBC Emerging Markets Local Debt Fund - Class I	1,471,336	166,748	(794,543)	(59,856)	(21,895)	761,790	28,795

Moderate Strategy Fund
HSBC Prime Money Market Fund - Class I	357,947	1,323,935	(633,186)	—	—	1,048,695	156
HSBC Emerging Markets Debt Fund - Class I	3,238,081	844,496	(733,239)	(5,399)	(15,490)	3,328,448	72,073
HSBC Emerging Markets Local Debt Fund - Class I	1,772,558	117,790	(671,145)	(49,488)	(38,961)	1,130,755	35,393

Conservative Strategy Fund
HSBC Prime Money Market Fund - Class I	284,508	686,490	(446,012)	—	—	524,986	85
HSBC Emerging Markets Debt Fund - Class I	1,491,047	341,695	(371,868)	(6,106)	(5,952)	1,448,815	62,242
HSBC Emerging Markets Local Debt Fund - Class I	992,027	57,887	(330,208)	(21,896)	(23,333)	674,477	26,985

Income Strategy Fund
HSBC Prime Money Market Fund - Class I	16,773	178,362	(166,281)	—	—	28,854	6
HSBC Emerging Markets Debt Fund - Class I	64,096	19,617	(19,748)	(2,218)	1,562	63,309	1,360
HSBC Emerging Markets Local Debt Fund - Class I	62,548	9,911	(19,118)	(2,600)	(274)	50,467	1,350

5. Investment Transactions:

     Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the period ended April 30, 2014 were as follows:

Fund	Purchases ($)	Sales ($)
Aggressive Strategy Fund	1,590,314	2,104,965
Balanced Strategy Fund	4,869,539	7,490,992
Moderate Strategy Fund	3,837,944	5,717,404
Conservative Strategy Fund	1,758,304	3,361,902
Income Strategy Fund	191,524	219,627

40       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2014 (Unaudited) (continued)

     Contributions and withdrawals of the respective Portfolios for the period ended April 30, 2014 totaled:

Fund	Contributions ($)	Withdrawals ($)
Aggressive Strategy Fund	3,692,383	7,899,196
Balanced Strategy Fund	4,511,741	10,192,307
Moderate Strategy Fund	2,924,251	7,203,783
Conservative Strategy Fund	1,009,843	2,957,283

6. Federal Income Tax Information:

     At April 30, 2014, the cost basis of securities (which excludes investments in the Affiliated Portfolios) for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)
Aggressive Strategy Fund	14,168,274	2,291,224	(91,796)	2,199,428
Balanced Strategy Fund	41,276,941	4,556,596	(968,311)	3,588,285
Moderate Strategy Fund	39,130,051	3,113,401	(1,049,827)	2,063,574
Conservative Strategy Fund	19,439,298	1,030,509	(447,018)	583,491
Income Strategy Fund	1,331,974	24,101	(27,942)	(3,841)

     The tax character of dividends paid by the World Selection Funds as of the latest tax year ended October 31, 2013, was as follows:

	Dividends paid from
		Net Long Term	Total Taxable	Return of	Total Dividends
	Ordinary Income ($)	Capital Gains ($)	Dividends ($)	Capital ($)	Paid ($)(1)
Aggressive Strategy Fund	31,802	—	31,802	—	31,802
Balanced Strategy Fund	755,006	—	755,006	—	755,006
Moderate Strategy Fund	838,380	—	838,380	—	838,380
Conservative Strategy Fund	403,395	—	403,395	—	403,395
Income Strategy Fund	27,813	—	27,813	—	27,813
____________________

(1)	Total dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

     As of the latest tax year ended October 31, 2013, the components of accumulated earnings/(deficit) on a tax basis for the World Selection Funds were as follows:

								Total
	Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
	Ordinary	Tax Exempt	Long Term	Accumulated	Dividends	Capital and	Appreciation/	Earnings/
	Income ($)	Income ($)	Capital Gains ($)	Earnings ($)	Payable ($)	Other Losses ($)	(Depreciation)($)(1)	(Deficit) ($)
Aggressive Strategy Fund	19,139	—	1,042,364	1,061,503	—	—	2,987,938	4,049,441
Balanced Strategy Fund	561,014	—	2,808,513	3,369,527	—	—	5,223,256	8,592,783
Moderate Strategy Fund	70,957	—	1,711,810	1,782,767	—	—	3,090,901	4,873,668
Conservative Strategy Fund	122,965	—	550,496	673,461	—	—	1,003,008	1,676,469
Income Strategy Fund	17,522	—	7,386	24,908	—	—	(5,382)	19,526
____________________

(1)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

7. Subsequent Events:

     Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

HSBC WORLD SELECTION FUNDS       41

HSBC WORLD SELECTION FUNDS
Investment Adviser Contract Approval

     Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not parties to an investment advisory agreement for the fund or “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Boards of Trustees (the “Board”) of HSBC Funds, HSBC Advisor Funds Trust and HSBC Portfolios (each, a “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trusts (each, a “Fund”) during the semi-annual period ended April 30, 2014 and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

     The Board met in person and the Contracts and Expense Committee thereof, which consists of the Independent Trustees of the Trusts (the “Contracts Committee”), met separately to consider, among other matters, the approval of the continuation of the: (i) Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trusts and the Adviser and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) on behalf of one or more Funds.

     Prior to the meetings, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Advisory Contracts and Sub-Advisory Contracts (collectively, the “Agreements”). This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Lipper Inc. (“Lipper”); (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including in comparison with the advisory fees paid by other similar funds based on materials provided by Lipper; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds provided by Lipper; (vii) the profitability of the Adviser and certain of the Sub-Advisers; and (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers. Counsel to the Trusts and counsel to the Independent Trustees were present at each Contracts Committee meeting and the Board meeting. The Independent Trustees also met in executive session with their counsel.

     During the December 4, 2013 and December 16-17, 2013 Contracts Committee meetings, the Contracts Committee discussed, among other things: (i) the information provided in advance of the meeting; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trusts’ arrangements with the unaffiliated investment sub-advisers to the Trusts, Westfield Capital Management Company, LP (“Westfield”) and Winslow Capital Management, LLC; (iv) the Trusts’ arrangements with the affiliated investment sub-advisers to the Trusts, HSBC Global Asset Management (UK) Limited and HSBC Global Asset Management (Hong Kong) Limited (“AMHK”); (v) the fees paid to the Adviser pursuant to the Trusts’ agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operational Support Services Agreement; (vi) regulatory considerations; (vii) the Adviser’s Multimanager function; (viii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (ix) the Adviser’s profitability; and (x) additional information provided by the Adviser at the request of the Board. Following the December 4, 2013 and December 16-17, 2013 Contracts Committee meetings, the members of the Contracts Committee determined to recommend to the Board that the Agreements be continued for an additional one-year period.

     At the in-person meeting held on December 17, 2013, the Board, including the Independent Trustees, reviewed and discussed the materials and other information provided by the Adviser and Sub-Advisers and considered the previous deliberations and recommendation of the Contracts Committee. In addition, the Board also took into account its experience with the Adviser and the Sub-Advisers and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Sub-Advisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Adviser and certain of the Sub-Advisers with respect to the Funds that they manage. As a result of this process, the Board and Independent Trustees determined to approve the continuation of the Agreements with respect to each Fund.

42 HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Investment Adviser Contract Approval (continued)

     Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Independent Trustees examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

     The Independent Trustees also took note of: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the stabilization during the period in the decline of the HSBC Family of Fund’s net assets, the role of the growth of certain HSBC Funds in this stabilization, and the Independent Trustees’ perspective on the role of the stabilization in the improving economics of the Adviser’s business; (iv) certain structural changes made by the Adviser that have improved the overall efficiency of the fund complex; (v) the possibility of regulatory reform regarding derivative securities and the money market funds, and any potential investments that would be required by the Adviser to implement such regulatory reforms; and (vi) the business strategy of the Adviser and its parent company, including potential new distribution initiatives and fund offerings, and their commitment to the Funds’ business. With respect to the Money Market Funds, the Independent Trustees also considered the continued fee waivers and reimbursements made by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers on the profitability of the Adviser. In addition, the Independent Trustees considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

     The Independent Trustees also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Independent Trustees considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors. The Independent Trustees noted favorably enhanced compliance programs and oversight at Westfield and AMHK in their roles as Sub-Advisers to the HSBC Opportunity Portfolio and HSBC RMB Fixed Income Fund, respectively.

     Based on these considerations, the Independent Trustees concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Advisers supported continuance of the Agreements.

     Investment Performance of the Funds, Adviser and Sub-Advisers. The Independent Trustees considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable funds and one or more benchmark indices. In the context of the Aggressive Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund, Conservative Strategy Fund and Income Strategy Fund (the “World Selection Funds”), they noted the difficulties in identifying an appropriate peer group for the World Selection Funds. The Independent Trustees also considered the volatility, performance and expense levels of the World Selection Funds as compared to other funds of funds, and noted that the Adviser was considering changes to the investment strategies of the World Selection Funds.

     In the context of the HSBC Growth Portfolio, the Independent Trustees noted that the Portfolio’s performance had improved relative to its peers over the prior year, although it was not in the top quintile as compared to its competitor funds. The Independent Trustees also discussed the fact that the HSBC Growth Portfolio was slightly more volatile than its competitor funds, but was receiving only marginal returns for that volatility. In the context of the HSBC Opportunity Portfolio, the Independent Trustees considered the volatility of the Portfolio and that the Portfolio had higher fees than certain of its peers, based on the Lipper materials, and that although it performed better than many of its peers in previous years, relative performance was somewhat lower in the past year.

     In the context of the HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund, the Independent Trustees noted that although each Fund’s contractual advisory fee was relatively low compared to its Lipper peers, each Fund had relatively lower performance compared to its peers. With respect to the HSBC RMB Fixed Income Fund, the Independent Trustees, while noting issues with creating an appropriate peer group for comparison of the Fund, discussed how the contractual fees of the Fund, the contractual sub-advisory fees paid by the Adviser to AMHK, and the Fund’s performance compared favorably to its Lipper peers, and noted the Fund’s relatively low volatility and positive absolute performance. In the context of the HSBC Frontier Markets Fund, the Independent Trustees again considered difficulties in creating an appropriate peer group for the Fund. Taking into account these difficulties, the Independent Trustees noted that although the HSBC Frontier Markets

HSBC WORLD SELECTION FUNDS 43

HSBC WORLD SELECTION FUNDS
Investment Adviser Contract Approval (continued)

Fund had relatively high fees, including sub-advisory fees, and relatively high brokerage commissions as compared to some of the peers included in its Lipper peer group, the Fund had strong relative performance and positive absolute performance.

     Regarding the HSBC Total Return Fund, the Independent Trustees noted that while the Fund’s contractual management fees and total expenses were higher than some of its Lipper peers, its performance was strong. In the context of the Money Market Funds, the Independent Trustees considered the yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance, and that although the returns of the Funds were similar to their competitors, industry-wide fee waivers may somewhat distort comparative performance information.

     The Independent Trustees considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Independent Trustees concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

     Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Independent Trustees considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Independent Trustees considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Independent Trustees also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Lipper. The Independent Trustees determined that, although certain competitors had lower fees than the Funds, in general, the Fund’s advisory fees were not unreasonable when compared to other comparable competitive funds, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Advisers.

     The Independent Trustees also compared the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser, and evaluated information provided as to why advisory fees may differ between mutual funds and other advisory relationships, including increased shareholder activity.

     The Independent Trustees further considered the costs of the services provided by the Sub-Advisers, as applicable; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Growth Portfolio and HSBC Opportunity Portfolio, the Independent Trustees considered the sub-advisory fee structures, and any applicable breakpoints. In addition, the Independent Trustees discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the sub-advisers pursuant to the Sub-Advisory Contracts. The Independent Trustees also considered information on profitability where provided by the Sub-Advisers.

     The Independent Trustees concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were reasonable in light of the factors set forth above.

     Other Relevant Considerations. The Independent Trustees also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Independent Trustees noted that, as the non-Money Market Funds grow in assets, they will look for the Funds to achieve greater economies of scale. Also, the Independent Trustees discussed the economies of scale that may be derived with respect to the HSBC Growth Portfolio due to the breakpoint structure in the Sub-Advisory Contract, and any economies of scale that may be derived because of potential increases in assets in certain strategies. The Independent Trustees also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds. In addition, the Independent Trustees considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

44       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Investment Adviser Contract Approval (continued)

     In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Independent Trustees evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the continuation of each Agreement.

HSBC WORLD SELECTION FUNDS       45

HSBC WORLD SELECTION FUNDS
Table of Shareholder Expenses—as of April 30, 2014 (Unaudited)

     As a shareholder of the World Selection Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or shareholder servicing fees and other Fund expenses (including expenses allocated from the Portfolios). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to with the ongoing costs of investing in other mutual funds.

     These examples are intended to help you understand your ongoing costs (in dollars) of investing in the World Selection Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Example

     The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/13	4/30/14	11/1/13 - 4/30/14	11/1/13 - 4/30/14
Aggressive Strategy Fund	Class A Shares	$1,000.00	$1,041.60	$7.29	1.44%
	Class B Shares	1,000.00	1,038.10	11.07	2.19%
	Class C Shares	1,000.00	1,038.00	11.07	2.19%
Balanced Strategy Fund	Class A Shares	1,000.00	1,041.90	5.42	1.07%
	Class B Shares	1,000.00	1,038.30	9.20	1.82%
	Class C Shares	1,000.00	1,038.30	9.20	1.82%
Moderate Strategy Fund	Class A Shares	1,000.00	1,035.80	5.60	1.11%
	Class B Shares	1,000.00	1,031.30	9.37	1.86%
	Class C Shares	1,000.00	1,031.60	9.37	1.86%
Conservative Strategy Fund	Class A Shares	1,000.00	1,028.40	6.69	1.33%
	Class B Shares	1,000.00	1,024.70	10.44	2.08%
	Class C Shares	1,000.00	1,024.90	10.44	2.08%
Income Strategy Fund	Class A Shares	1,000.00	1,023.80	7.53	1.50%
	Class B Shares	1,000.00	1,020.10	11.27	2.25%
	Class C Shares	1,000.00	1,020.10	11.27	2.25%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

46       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Table of Shareholder Expenses—as of April 30, 2014 (Unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/13	4/30/14	11/1/13 - 4/30/14	11/1/13 - 4/30/14
Aggressive Strategy Fund	Class A Shares	$1,000.00	$1,017.65	$7.20	1.44%
	Class B Shares	1,000.00	1,013.93	10.94	2.19%
	Class C Shares	1,000.00	1,013.93	10.94	2.19%
Balanced Strategy Fund	Class A Shares	1,000.00	1,019.49	5.36	1.07%
	Class B Shares	1,000.00	1,015.77	9.10	1.82%
	Class C Shares	1,000.00	1,015.77	9.10	1.82%
Moderate Strategy Fund	Class A Shares	1,000.00	1,019.29	5.56	1.11%
	Class B Shares	1,000.00	1,015.57	9.30	1.86%
	Class C Shares	1,000.00	1,015.57	9.30	1.86%
Conservative Strategy Fund	Class A Shares	1,000.00	1,018.20	6.66	1.33%
	Class B Shares	1,000.00	1,014.48	10.39	2.08%
	Class C Shares	1,000.00	1,014.48	10.39	2.08%
Income Strategy Fund	Class A Shares	1,000.00	1,017.36	7.50	1.50%
	Class B Shares	1,000.00	1,013.64	11.23	2.25%
	Class C Shares	1,000.00	1,013.64	11.23	2.25%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

HSBC WORLD SELECTION FUNDS       47

HSBC GROWTH PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2014 (Unaudited)

Common Stocks – 98.3%

	Shares	Value ($)
Aerospace & Defense – 2.9%
Precision Castparts Corp.	5,900	1,493,231
United Technologies Corp.	8,350	988,056
		2,481,287
Airlines – 1.0%
Delta Air Lines, Inc.	23,350	859,981
Auto Components – 1.3%
BorgWarner, Inc.	17,800	1,106,092
Biotechnology – 8.7%
Alexion Pharmaceuticals, Inc. (a)	7,960	1,259,272
Amgen, Inc.	11,650	1,301,888
Biogen Idec, Inc. (a)	3,245	931,704
BioMarin Pharmaceuticals, Inc. (a)	13,130	764,560
Celgene Corp. (a)	14,950	2,197,799
Gilead Sciences, Inc. (a)	13,450	1,055,691
		7,510,914
Capital Markets – 4.3%
BlackRock, Inc.	5,065	1,524,565
Morgan Stanley	39,700	1,227,921
The Charles Schwab Corp.	36,100	958,455
		3,710,941
Chemicals – 4.2%
Ecolab, Inc.	8,900	931,296
Monsanto Co.	24,449	2,706,504
		3,637,800
Communications Equipment – 1.5%
Qualcomm, Inc.	16,350	1,286,909
Diversified Financial Services – 1.2%
American Express Co.	12,200	1,066,646
Energy Equipment & Services – 1.7%
Schlumberger Ltd.	13,900	1,411,545
Food & Staples Retailing – 2.4%
Costco Wholesale Corp.	9,100	1,052,688
CVS Caremark Corp.	13,200	959,904
		2,012,592
Health Care Providers & Services – 3.1%
Express Scripts Holding Co. (a)	13,800	918,804
McKesson Corp.	6,170	1,043,902
UnitedHealth Group, Inc.	9,400	705,376
		2,668,082
Health Care Technology – 1.5%
Cerner Corp. (a)	18,300	938,790
IMS Health Holdings, Inc. (a)	14,000	332,360
		1,271,150
Hotels, Restaurants & Leisure – 3.5%
Hilton Worldwide Holdings, Inc. (a)	35,900	783,697
Starbucks Corp.	31,600	2,231,592
		3,015,289
Internet & Catalog Retail – 5.0%
Amazon.com, Inc. (a)	3,625	1,102,471
Priceline.com, Inc. (a)	2,280	2,639,670
TripAdvisor, Inc. (a)	7,000	565,180
		4,307,321
Internet Software & Services – 8.6%
Baidu, Inc., ADR (a)	9,180	1,412,343
eBay, Inc. (a)	11,975	620,664
Facebook, Inc., Class A (a)	29,600	1,769,488
Google, Inc., Class A (a)	3,350	1,791,848
Google, Inc. (a)	3,350	1,764,311
		7,358,654
IT Services – 6.7%
Cognizant Technology Solutions Corp.,
Class A (a)	20,930	1,002,652
MasterCard, Inc., Class A	22,250	1,636,487
Visa, Inc., Class A	15,100	3,059,410
		5,698,549
Machinery – 2.6%
Danaher Corp.	30,900	2,267,442
Media – 6.4%
CBS Corp., Class B	20,500	1,184,080
Liberty Global plc, Class C (a)	32,100	1,233,603
The Walt Disney Co.	13,500	1,071,090
Twenty-First Century Fox, Inc., Class A	61,250	1,961,225
		5,449,998
Oil, Gas & Consumable Fuels – 3.3%
Noble Energy, Inc.	15,200	1,091,056
Pioneer Natural Resources Co.	4,685	905,470
Range Resources Corp.	9,100	823,095
		2,819,621
Pharmaceuticals – 2.1%
AbbVie, Inc.	8,300	432,264
Valeant Pharmaceuticals
International, Inc. (a)	2,800	374,388
Zoetis, Inc.	33,700	1,019,762
		1,826,414
Professional Services – 1.3%
Nielsen Holdings NV	23,950	1,124,453
Real Estate Investment Trusts (REITs) – 2.0%
American Tower Corp.	20,300	1,695,456
Road & Rail – 4.4%
Union Pacific Corp.	19,850	3,780,035

48 HSBC PORTFOLIOS	See notes to financial statements.

HSBC GROWTH PORTFOLIOS
Schedule of Portfolio Investments—as of April 30, 2014 (Unaudited) (continued)

Common Stocks, continued

	Shares	Value ($)
Semiconductors & Semiconductor Equipment – 2.2%
Applied Materials, Inc.	44,800	853,888
ARM Holdings plc ADR	22,900	1,042,408
		1,896,296
Software – 4.7%
Oracle Corp.	35,400	1,447,152
Salesforce.com, Inc. (a)	35,450	1,830,993
Workday, Inc., Class A (a)	9,775	714,259
		3,992,404
Specialty Retail – 4.1%
Dollar General Corp. (a)	30,800	1,738,352
Lowe’s Cos., Inc.	21,000	964,110
Ulta Salon, Cosmetics &
Fragrance, Inc. (a)	9,600	842,016
		3,544,478
Technology Hardware, Storage & Peripherals – 3.4%
Apple, Inc.	4,930	2,909,144
Textiles, Apparel & Luxury Goods – 2.7%
Michael Kors Holdings Limited (a)	12,000	1,094,400
NIKE, Inc., Class B	17,100	1,247,445
		2,341,845
Wireless Telecommunication Services – 1.5%
SBA Communications Corp.,
Class A (a)	14,050	1,261,128
TOTAL COMMON STOCKS
(COST $64,171,730)		84,312,466

Investment Company – 1.8%

Northern Institutional Diversified Assets
Portfolio, Institutional Shares,
0.01% (b)	1,545,774	1,545,774
TOTAL INVESTMENT COMPANY
(COST $1,545,774)		1,545,774
TOTAL INVESTMENT SECURITIES
(COST $65,717,504) – 100.1%		85,858,240
____________________

Percentages indicated are based on net assets of $85,746,100.
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on April 30, 2014.
ADR - American Depositary Receipt

See notes to financial statements.	HSBC PORTFOLIOS 49

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2014 (Unaudited)

Common Stocks – 99.4%

	Shares	Value ($)
Aerospace & Defense – 3.1%
B/E Aerospace, Inc. (a)	37,930	3,329,116
TransDigm Group, Inc.	21,295	3,787,742
		7,116,858
Auto Components – 0.6%
Gentex Corp.	52,610	1,508,329
Banks – 2.5%
Comerica, Inc.	45,270	2,183,825
First Republic Bank	71,310	3,619,695
		5,803,520
Biotechnology – 6.0%
ACADIA Pharmaceuticals, Inc. (a)	93,020	1,872,493
Aegerion Pharmaceuticals, Inc. (a)	91,650	4,056,429
Cubist Pharmaceuticals, Inc. (a)	87,640	6,140,058
Medivation, Inc. (a)	29,540	1,778,603
		13,847,583
Capital Markets – 1.6%
Raymond James Financial, Inc.	74,210	3,688,237
Chemicals – 8.4%
Axiall Corp.	40,200	1,873,320
Cytec Industries, Inc.	33,900	3,231,348
Huntsman Corp.	146,550	3,671,078
PolyOne Corp.	96,840	3,628,595
Rockwood Holdings, Inc.	49,200	3,495,660
The Scotts Mircale-Gro Co.	60,980	3,732,585
		19,632,586
Communications Equipment – 2.0%
Aruba Networks, Inc. (a)	118,030	2,333,453
JDS Uniphase Corp. (a)	173,740	2,201,286
		4,534,739
Construction & Engineering – 0.7%
MasTec, Inc.(a)	43,300	1,713,814
Construction Materials – 3.0%
Eagle Materials, Inc.	46,450	3,870,678
Martin Marietta Materials, Inc.	25,015	3,110,115
		6,980,793
Containers & Packaging – 2.7%
Crown Holdings, Inc. (a)	46,610	2,198,594
Packaging Corp. of America	62,420	4,159,044
		6,357,638
Diversified Consumer Services – 1.7%
Nord Anglia Education, Inc. (a)	31,470	624,680
Service Corp. International	180,040	3,379,351
		4,004,031
Electrical Equipment – 2.8%
Generac Holdings, Inc.	41,750	2,458,240
Hubbell, Inc., Class B	34,830	4,100,188
		6,558,428
Electronic Equipment, Instruments & Components – 0.9%
Ingram Micro, Inc. (a)	81,360	2,193,466
Energy Equipment & Services – 1.5%
Rowan Cos. plc, Class A (a)	111,520	3,448,198
Health Care Equipment & Supplies – 4.7%
ArthroCare Corp. (a)	25,100	1,218,103
IDEXX Laboratories, Inc. (a)	29,040	3,671,818
Spectranetics Corp.(a)	111,150	2,363,049
Wright Medical Group, Inc. (a)	134,670	3,683,224
		10,936,194
Health Care Providers & Services – 3.5%
Brookdale Senior Living, Inc. (a)	62,840	2,000,826
Community Health Systems, Inc. (a)	106,140	4,021,644
MWI Veterinary Supply, Inc. (a)	13,645	2,137,353
		8,159,823
Health Care Technology – 1.6%
Allscripts Healthcare Solutions,
Inc. (a)	238,440	3,629,057
Hotels, Restaurants & Leisure – 0.8%
Brinker International, Inc.	37,520	1,843,733
Household Durables – 3.7%
Harman International Industries, Inc.	22,430	2,458,552
Jarden Corp. (a)	71,725	4,099,084
Tempur Sealy International, Inc. (a)	42,480	2,131,646
		8,689,282
Insurance – 1.4%
Genworth Financial, Inc., Class A (a)	186,140	3,322,599
Internet Software & Services – 0.8%
Pandora Media, Inc. (a)	75,650	1,771,723
IT Services – 4.2%
FleetCor Technologies, Inc. (a)	26,145	2,983,929
Total System Services, Inc.	88,470	2,810,692
VeriFone Systems, Inc. (a)	118,650	3,967,656
		9,762,277
Life Sciences Tools & Services – 3.0%
Covance, Inc. (a)	33,380	2,946,786
Mettler-Toledo International, Inc. (a)	17,260	4,023,652
		6,970,438
Machinery – 5.6%
Lincoln Electric Holdings, Inc.	60,880	4,067,393
The Timken Co.	74,770	4,716,491
WABCO Holdings, Inc. (a)	38,240	4,092,062
		12,875,946
Media – 0.6%
Nexstar Broadcasting Group, Inc.,
Class A	36,280	1,445,758

50 HSBC PORTFOLIOS	See notes to financial statements.

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2014 (Unaudited) (continued)

Common Stocks, continued

	Shares	Value ($)
Oil, Gas & Consumable Fuels – 5.9%
CONSOL Energy, Inc.	122,160	5,437,342
Denbury Resources, Inc.	134,570	2,263,467
Tesoro Corp.	108,110	6,085,512
		13,786,321
Pharmaceuticals – 1.9%
Jazz Pharmaceuticals plc (a)	31,935	4,308,032
Professional Services – 3.1%
IHS, Inc., Class A (a)	29,250	3,528,428
Robert Half International, Inc.	79,480	3,560,704
		7,089,132
Real Estate Investment Trusts (REITs) – 1.2%
Starwood Property Trust, Inc.	117,620	2,828,761
Real Estate Management & Development – 1.7%
Jones Lang LaSalle, Inc.	34,110	3,953,008
Road & Rail – 2.4%
Genesee & Wyoming, Inc. (a)	56,740	5,617,827
Semiconductors & Semiconductor Equipment – 2.2%
NXP Semiconductors NV (a)	42,680	2,544,582
Skyworks Solutions, Inc. (a)	36,380	1,493,399
Veeco Instruments, Inc. (a)	28,420	1,050,687
		5,088,668
Software – 4.6%
Concur Technologies, Inc. (a)	20,260	1,630,322
Infoblox, Inc. (a)	85,570	1,678,883
Informatica Corp. (a)	55,600	1,971,020
Qlik Technologies, Inc. (a)	103,870	2,283,063
ServiceNow, Inc. (a)	65,340	3,248,705
		10,811,993
Specialty Retail – 6.1%
Signet Jewelers Ltd.	35,860	3,633,335
Tractor Supply Co.	33,590	2,258,592
Ulta Salon, Cosmetics &
Fragrance, Inc. (a)	24,080	2,112,057
Urban Outfitters, Inc. (a)	102,010	3,637,166
Williams-Sonoma, Inc.	40,204	2,525,615
		14,166,765
Trading Companies & Distributors – 2.9%
United Rentals, Inc. (a)	45,480	4,267,388
WESCO International, Inc. (a)	28,270	2,481,541
		6,748,929
TOTAL COMMON STOCKS
(COST $189,199,440)		231,194,486

Investment Company – 0.6%

Northern Institutional Government
Select Portfolio, Institutional Shares,
0.01% (b)	1,312,092	1,312,092
TOTAL INVESTMENT COMPANY
(COST $1,312,092)		1,312,092
TOTAL INVESTMENT SECURITIES
(COST $190,511,532) – 100.0%		232,506,578

Percentages indicated are based on net assets of $232,542,342.
a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on April 30, 2014.

See notes to financial statements.	HSBC PORTFOLIOS 51

HSBC PORTFOLIOS

Statements of Assets and Liabilities—as of April 30, 2014 (Unaudited)

	Growth	Opportunity
	Portfolio	Portfolio
Assets:
Investments in non-affiliates, at value	$85,858,240	$232,506,578
Dividends receivable	24,223	33,704
Receivable for investments sold	1,006,920	1,696,694
Prepaid expenses	185	281
Total Assets	86,889,568	234,237,257

Liabilities:
Cash overdraft	2,000	2,333
Payable for investments purchased	1,068,584	1,507,638
Accrued expenses and other payables:
Investment Management	51,597	153,630
Administration	2,239	6,092
Accounting	144	83
Custodian	5,434	5,884
Trustee	809	2,199
Other	12,661	17,056
Total Liabilities	1,143,468	1,694,915

Applicable to investors’ beneficial interest	$85,746,100	$232,542,342
Total Investments, at cost	$65,717,504	$190,511,532

52	HSBC PORTFOLIOS	See notes to financial statements.

HSBC PORTFOLIOS

Statements of Operations—For the six months ended April 30, 2014 (Unaudited)

	Growth	Opportunity
	Portfolio	Portfolio
Investment Income:
Dividends	$358,587	$902,577
Total Investment Income	358,587	902,577

Expenses:
Investment Management	254,633	934,744
Administration	13,924	36,743
Accounting	20,820	20,850
Audit	8,883	8,883
Compliance Services	416	1,070
Custodian	10,132	12,092
Printing	152	844
Trustee	1,360	3,428
Other	3,098	7,599
Total Expenses	313,418	1,026,253

Net Investment Income (Loss)	45,169	(123,676)

Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment securities	6,646,914	25,729,515
Change in unrealized appreciation/depreciation on investments	(4,916,695)	(9,820,947)

Net realized/unrealized gains/(losses) on investments	1,730,219	15,908,568
Change In Net Assets Resulting From Operations	$1,775,388	$15,784,892

See notes to financial statements.	HSBC PORTFOLIOS 53

HSBC PORTFOLIOS

Statements of Changes in Net Assets

	Growth		Opportunity
	Portfolio		Portfolio
	For the	For the	For the	For the
	six months ended	year ended	six months ended	year ended
	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$45,169	$393,103	$(123,676)	$324,060
Net realized gains (losses) from investments	6,646,914	12,024,769	25,729,515	24,604,589
Change in unrealized appreciation/depreciation
on investments	(4,916,695)	11,744,016	(9,820,947)	30,628,121
Change in net assets resulting from operations	1,775,388	24,161,888	15,784,892	55,556,770
Proceeds from contributions	4,219,847	5,010,619	4,336,525	37,719,433
Value of withdrawals	(8,933,601)	(19,506,375)	(14,647,739)	(16,266,064)
Charge in net assets resulting from transactions
in investors’ beneficial interest	(4,713,754)	(14,495,756)	(10,311,214)	21,453,369
Change in net assets	(2,938,366)	9,666,132	5,473,678	77,010,139

Net Assets:
Beginning of period	88,684,466	79,018,334	227,068,664	150,058,525
End of period	$85,746,100	$88,684,466	$232,542,342	$227,068,664

54	HSBC PORTFOLIOS	See notes to financial statements.

HSBC PORTFOLIOS
Financial Highlights

		Ratios/Supplementary Data
					Ratio of
				Ratio of Net	Expenses
			Ratio of Net	Investment	to Average
		Net Assets at	Expenses to	Income (Loss)	Net Assets
	Total	End of Period	Average Net	to Average Net	(Excluding Fee	Portfolio
	Return (a)	(000’s)	Assets (b)	Assets (b)	Reductions) (b)	Turnover (a)
GROWTH PORTFOLIO
Year Ended October 31, 2009	19.31%	$88,163	0.69%	0.17%	0.69%	66%
Year Ended October 31, 2010	20.34%	98,751	0.68%	(0.04)%	0.68%	89%
Year Ended October 31, 2011	11.07%	105,289	0.66%	0.07%	0.66%	56%
Year Ended October 31, 2012	7.18%	79,018	0.71%	0.13%	0.71%	53%
Year Ended October 31, 2013	32.84%	88,684	0.69%	0.46%	0.69%	75%
Six Months Ended April 30, 2014 (Unaudited)	1.81%	85,746	0.71%	0.10%	0.71%	32%
OPPORTUNITY PORTFOLIO
Year Ended October 31, 2009	15.41%	$129,748	0.90%	(0.37)%	0.90%	65%
Year Ended October 31, 2010	28.74%	139,402	0.89%	(0.35)%	0.89%	68%
Year Ended October 31, 2011	12.40%	141,324	0.88%	0.05%	0.88%	69%
Year Ended October 31, 2012	12.71%	150,059	0.91%	0.15%	0.91%	59%
Year Ended October 31, 2013	34.84%	227,069	0.89%	0.17%	0.89%	70%
Six Months Ended April 30, 2014 (Unaudited)	6.98%	232,542	0.88%	(0.11)%	0.88%	36%
(a) Not annualized for periods less than one year.
(b) Annualized for periods less than one year.

See notes to financial statements.	HSBC PORTFOLIOS 55

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2014 (Unaudited)

1. Organization:

     The HSBC Portfolios (the “Portfolio Trust”), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following master funds (individually a “Portfolio,” collectively the “Portfolios”):

Portfolio	Short Name
HSBC Growth Portfolio	Growth Portfolio
HSBC Opportunity Portfolio	Opportunity Portfolio

     The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from funds of funds. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolios.

     The Portfolios are diversified series of the Portfolio Trust and are part of the HSBC Family of Funds, which also includes the HSBC Advisor Funds Trust and HSBC Funds (collectively, the “Trusts”). Financial statements for all other funds of the Trusts are published separately.

     Under the Portfolio Trust’s organizational documents, the Portfolio Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business, the Portfolio Trust enters into contracts with its service providers, which also provide for indemnifications by the Portfolios. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Portfolios. However, based on experience, the Portfolio Trust expects that risk of loss to be remote.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

     The Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

     Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

Expense Allocations:

     Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionally among the applicable portfolios or funds within the Trusts in relation to net assets or on another reasonable basis.

56      HSBC PORTFOLIOS

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2014 (Unaudited) (continued)

Federal Income Taxes:

     Each Portfolio will be treated as a partnership for U.S. federal income tax purposes. Accordingly, each Portfolio passes through all of its net investment income and gains and losses to its feeder funds, and is therefore not subject to U.S. federal income tax. As such, investors in the Portfolios will be taxed on their respective share of the Portfolios’ ordinary income and realized gains. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies.

     Management of the Portfolios has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

3. Investment Valuation Summary:

     The valuation techniques employed by the Portfolios, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Portfolios’ investments are summarized in the three broad levels listed below:

  Level 1: quoted prices in active markets for identical assets

  Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3: significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

     Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Portfolios determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

     Exchange traded, domestic equity securities are valued at the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

     Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

     Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolio Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Portfolio Trust cannot ensure that fair values determined would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

HSBC PORTFOLIOS       57

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2014 (Unaudited) (continued)

     For the period ended April 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

     The following is a summary of the valuation inputs used as of April 30, 2014 in valuing the Portfolios’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio:

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Growth Portfolio
Investment Securities:
Common Stocks	84,312,466	—	—	84,312,466
Investment Companies	1,545,774	—	—	1,545,774
Total Investment Securities	85,858,240	—	—	85,858,240

Opportunity Portfolio
Investment Securities:
Common Stocks	231,194,486	—	—	231,194,486
Investment Company	1,312,092	—	—	1,312,092
Total Investment Securities	232,506,578	—	—	232,506,578

4. Related Party Transactions and Other Agreements:

Investment Management:

     HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly-owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as the Investment Adviser to the Portfolios pursuant to an investment management contract with the Portfolio Trust. As Investment Adviser, HSBC manages the investments of the Portfolios and continuously reviews, supervises, and administers the Portfolios’ investments. Winslow Capital Management, LLC (“Winslow”) and Westfield Capital Management Company, L.P. (“Westfield”) serve as subadvisers for the Growth Portfolio and Opportunity Portfolio, respectively, and are paid for their services directly by the respective Portfolios.

     For their services, the Investment Adviser and Winslow receive in aggregate, from the Growth Portfolio, a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of all Sub-Adviser serviced funds and separate accounts affiliated
with HSBC:	Fee Rate(%)*
Up to $250 million	0.575
In excess of $250 million but not exceeding $500 million	0.525
In excess of $500 million but not exceeding $750 million	0.475
In excess of $750 million but not exceeding $1 billion	0.425
In excess of $1 billion	0.375
____________________

*	The Growth Portfolio may pay the Investment Adviser and Winslow an aggregate maximum fee of up to 0.68%. Currently, the Investment Adviser’s contractual fee is 0.175% and Winslow’s maximum contractual fee is 0.40%. Accordingly, the current aggregate maximum fee rate is 0.575%.

     For their services, the Investment Adviser and Westfield receive in aggregate, a fee, accrued daily and paid monthly, at an annual rate of 0.80% of the Opportunity Portfolio’s average daily net assets.

58       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2014 (Unaudited) (continued)

Administration:

     HSBC serves the Portfolios as Administrator. Under the terms of the Administration Agreement, HSBC receives from the Portfolios (as well as other funds in the Trusts combined) a fee, accrued daily and paid monthly at an annual rate of:

Based on Combined Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

     The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts, however, the assets of the funds of the HSBC Funds and HSBC Advisor Funds Trust that invest in the Portfolios are not double-counted. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trusts. For assets invested in the Portfolios by the funds of the HSBC Funds and HSBC Advisor Funds Trust, the Portfolios pay half of the administration fee and the other funds pay half of the administration fee, for a combination of the total fee rate set forth above.

     Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trusts’ Sub-Administrator subject to the general supervision by the Trusts’ Board and HSBC. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above subject to certain reductions associated with services provided to new portfolios, minus 0.02% which is retained by HSBC.

     Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $146,606 for the period ended April 30, 2014, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Portfolio are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

Fund Accounting:

     Citi provides fund accounting services for the Portfolio Trust. For its services to the Portfolios, Citi receives an annual fee per portfolio, including reimbursement of certain expenses, that is accrued daily and paid monthly.

Independent Trustees:

     The Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $10,000 for each regular meeting of the Board of Trustees attended and a fee of $ 3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $ 3,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $ 6,000. The Trusts also pay the Chairman of the Board an additional annual retainer of $24,000. In addition, for time expended on Board duties outside normal meetings, which is authorized by the Board, a Trustee is compensated at the rate of $ 500 per hour, up to a maximum of $3,000 per day.

HSBC PORTFOLIOS       59

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2014 (Unaudited) (continued)

5. Investment Transactions:

     Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the period ended April 30, 2014 were as follows:

Portfolio Name	Purchases ($)	Sales ($)
Growth Portfolio	$27,826,836	$32,997,502
Opportunity Portfolio	83,200,162	86,293,613

     For the period ended April 30, 2014, there were no long-term U.S. government securities held by the Portfolio Trust.

6. Federal Income Tax Information:

     At April 30, 2014, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
Growth Portfolio	62,314,075	24,482,142	(937,977)	23,544,165
Opportunity Portfolio	190,350,387	47,754,825	(5,598,634)	42,156,191
____________________

*	The difference between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

7. Subsequent Events:

     Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

60       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Investment Adviser Contract Approval

     Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not parties to an investment advisory agreement for the fund or “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Boards of Trustees (the “Board”) of HSBC Funds, HSBC Advisor Funds Trust and HSBC Portfolios (each, a “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trusts (each, a “Fund”) during the semi-annual period ended April 30, 2014 and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

     The Board met in person and the Contracts and Expense Committee thereof, which consists of the Independent Trustees of the Trusts (the “Contracts Committee”), met separately to consider, among other matters, the approval of the continuation of the: (i) Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trusts and the Adviser and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) on behalf of one or more Funds.

     Prior to the meetings, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Advisory Contracts and Sub-Advisory Contracts (collectively, the “Agreements”). This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Lipper Inc. (“Lipper”); (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including in comparison with the advisory fees paid by other similar funds based on materials provided by Lipper; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds provided by Lipper; (vii) the profitability of the Adviser and certain of the Sub-Advisers; and (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers. Counsel to the Trusts and counsel to the Independent Trustees were present at each Contracts Committee meeting and the Board meeting. The Independent Trustees also met in executive session with their counsel.

     During the December 4, 2013 and December 16-17, 2013 Contracts Committee meetings, the Contracts Committee discussed, among other things: (i) the information provided in advance of the meeting; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trusts’ arrangements with the unaffiliated investment sub-advisers to the Trusts, Westfield Capital Management Company, LP (“Westfield”) and Winslow Capital Management, LLC; (iv) the Trusts’ arrangements with the affiliated investment sub-advisers to the Trusts, HSBC Global Asset Management (UK) Limited and HSBC Global Asset Management (Hong Kong) Limited (“AMHK”); (v) the fees paid to the Adviser pursuant to the Trusts’ agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operational Support Services Agreement; (vi) regulatory considerations; (vii) the Adviser’s Multimanager function; (viii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (ix) the Adviser’s profitability; and (x) additional information provided by the Adviser at the request of the Board. Following the December 4, 2013 and December 16-17, 2013 Contracts Committee meetings, the members of the Contracts Committee determined to recommend to the Board that the Agreements be continued for an additional one-year period.

     At the in-person meeting held on December 17, 2013, the Board, including the Independent Trustees, reviewed and discussed the materials and other information provided by the Adviser and Sub-Advisers and considered the previous deliberations and recommendation of the Contracts Committee. In addition, the Board also took into account its experience with the Adviser and the Sub-Advisers and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Sub-Advisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Adviser and certain of the Sub-Advisers with respect to the Funds that they manage. As a result of this process, the Board and Independent Trustees determined to approve the continuation of the Agreements with respect to each Fund.

HSBC PORTFOLIOS       61

HSBC PORTFOLIOS
Investment Adviser Contract Approval (continued)

     Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Independent Trustees examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

     The Independent Trustees also took note of: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the stabilization during the period in the decline of the HSBC Family of Fund’s net assets, the role of the growth of certain HSBC Funds in this stabilization, and the Independent Trustees’ perspective on the role of the stabilization in the improving economics of the Adviser’s business; (iv) certain structural changes made by the Adviser that have improved the overall efficiency of the fund complex; (v) the possibility of regulatory reform regarding derivative securities and the money market funds, and any potential investments that would be required by the Adviser to implement such regulatory reforms; and (vi) the business strategy of the Adviser and its parent company, including potential new distribution initiatives and fund offerings, and their commitment to the Funds’ business. With respect to the Money Market Funds, the Independent Trustees also considered the continued fee waivers and reimbursements made by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers on the profitability of the Adviser. In addition, the Independent Trustees considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

     The Independent Trustees also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Independent Trustees considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors. The Independent Trustees noted favorably enhanced compliance programs and oversight at Westfield and AMHK in their roles as Sub-Advisers to the HSBC Opportunity Portfolio and HSBC RMB Fixed Income Fund, respectively.

     Based on these considerations, the Independent Trustees concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Advisers supported continuance of the Agreements.

     Investment Performance of the Funds, Adviser and Sub-Advisers. The Independent Trustees considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable funds and one or more benchmark indices. In the context of the Aggressive Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund, Conservative Strategy Fund and Income Strategy Fund (the “World Selection Funds”), they noted the difficulties in identifying an appropriate peer group for the World Selection Funds. The Independent Trustees also considered the volatility, performance and expense levels of the World Selection Funds as compared to other funds of funds, and noted that the Adviser was considering changes to the investment strategies of the World Selection Funds.

     In the context of the HSBC Growth Portfolio, the Independent Trustees noted that the Portfolio’s performance had improved relative to its peers over the prior year, although it was not in the top quintile as compared to its competitor funds. The Independent Trustees also discussed the fact that the HSBC Growth Portfolio was slightly more volatile than its competitor funds, but was receiving only marginal returns for that volatility. In the context of the HSBC Opportunity Portfolio, the Independent Trustees considered the volatility of the Portfolio and that the Portfolio had higher fees than certain of its peers, based on the Lipper materials, and that although it performed better than many of its peers in previous years, relative performance was somewhat lower in the past year.

     In the context of the HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund, the Independent Trustees noted that although each Fund’s contractual advisory fee was relatively low compared to its Lipper peers, each Fund had relatively lower performance compared to its peers. With respect to the HSBC RMB Fixed Income Fund, the Independent Trustees, while noting issues with creating an appropriate peer group for comparison of the Fund, discussed how the contractual fees of the Fund, the contractual sub-advisory fees paid by the Adviser to AMHK, and the Fund’s performance compared favorably to its Lipper peers, and noted the Fund’s relatively low volatility and positive absolute performance. In the context of the HSBC Frontier Markets Fund, the Independent Trustees again considered difficulties in creating an appropriate peer group for the Fund.

62       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Investment Adviser Contract Approval (continued)

Taking into account these difficulties, the Independent Trustees noted that although the HSBC Frontier Markets Fund had relatively high fees, including sub-advisory fees, and relatively high brokerage commissions as compared to some of the peers included in its Lipper peer group, the Fund had strong relative performance and positive absolute performance.

     Regarding the HSBC Total Return Fund, the Independent Trustees noted that while the Fund’s contractual management fees and total expenses were higher than some of its Lipper peers, its performance was strong. In the context of the Money Market Funds, the Independent Trustees considered the yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance, and that although the returns of the Funds were similar to their competitors, industry-wide fee waivers may somewhat distort comparative performance information.

     The Independent Trustees considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Independent Trustees concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

     Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Independent Trustees considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Independent Trustees considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Independent Trustees also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Lipper. The Independent Trustees determined that, although certain competitors had lower fees than the Funds, in general, the Fund’s advisory fees were not unreasonable when compared to other comparable competitive funds, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Advisers.

     The Independent Trustees also compared the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser, and evaluated information provided as to why advisory fees may differ between mutual funds and other advisory relationships, including increased shareholder activity.

     The Independent Trustees further considered the costs of the services provided by the Sub-Advisers, as applicable; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Growth Portfolio and HSBC Opportunity Portfolio, the Independent Trustees considered the sub-advisory fee structures, and any applicable breakpoints. In addition, the Independent Trustees discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the sub-advisers pursuant to the Sub-Advisory Contracts. The Independent Trustees also considered information on profitability where provided by the Sub-Advisers.

     The Independent Trustees concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were reasonable in light of the factors set forth above.

     Other Relevant Considerations. The Independent Trustees also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Independent Trustees noted that, as the non-Money Market Funds grow in assets, they will look for the Funds to achieve greater economies of scale. Also, the Independent Trustees discussed the economies of scale that may be derived with respect to the HSBC Growth Portfolio due to the breakpoint structure in the Sub-Advisory Contract, and any economies of scale that may be derived because of potential increases in assets in certain strategies. The Independent Trustees also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds. In addition, the Independent Trustees considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

HSBC PORTFOLIOS       63

HSBC PORTFOLIOS
Investment Adviser Contract Approval (continued)

     In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Independent Trustees evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the continuation of each Agreement.

64       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Table of Shareholder Expenses—as of April 30, 2014 (Unaudited)

     As a shareholder of the Portfolios, you incur ongoing costs, including management fees and other Fund expenses.

     These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

     These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Example

     The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/13	4/30/14	11/1/13 - 4/30/14	11/1/13 - 4/30/14
Growth Portfolio	$1,000.00	$1,018.10	$3.55	0.71%
Opportunity Portfolio	1,000.00	1,069.80	4.52	0.88%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/13	4/30/14	11/1/13 - 4/30/14	11/1/13 - 4/30/14
Growth Portfolio	$1,000.00	$1,021.27	$3.56	0.71%
Opportunity Portfolio	1,000.00	1,020.43	4.41	0.88%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

HSBC PORTFOLIOS       65

     Other Information (Unaudited):

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

     The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

     An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

66       HSBC PORTFOLIOS

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISERS

HSBC Growth Portfolio
Winslow Capital Management, LLC
4720 IDS Tower
80 South Eighth Street
Minneapolis, MN 55402

HSBC Opportunity Portfolio
Westfield Capital Management Company, L.P.
One Financial Center
Boston, MA 02111

Investment products:
ARE NOT A	ARE NOT	ARE NOT
BANK DEPOSIT	FDIC	INSURED BY
OR OBLIGATION	INSURED	ANY FEDERAL
OF THE BANK		GOVERNMENT
OR ANY OF ITS		AGENCY
AFFILIATES
ARE NOT GUARANTEED BY		MAY LOSE
THE BANK OR ANY OF ITS		VALUE
AFFILIATES

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 182845
Columbus, OH 43218
1-800-782-8183

TRANSFER AGENT

Citi Fund Services
3435 Stelzer Road
Columbus, OH 43219

DISTRIBUTOR

Foreside Distribution Services, L.P.
690 Taylor Road, Suite 150
Gahanna, OH 43230

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
191 West Nationwide Blvd., Suite 500
Columbus, OH 43215

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.investorfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-WS-0614	06/14

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as a part of the report to shareholders filed under Item 1.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC PORTFOLIOS

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	June 23, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	June 23, 2014

By (Signature and Title)	/s/ Scott Rhodes
Scott Rhodes
Treasurer

Date	June 23, 2014